Quarterly Holdings Report
for
Fidelity® Total Bond ETF
May 31, 2022
T14-NPRT3-0722
1.9862235.107

Schedule of Investments May 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 36.9%
	Principal Amount(a)	Value
COMMUNICATION SERVICES – 4.2%
Diversified Telecommunication Services – 1.2%
Altice France Holding SA 6.00% 2/15/28 (b)	$ 3,650,000	$ 3,043,187
Altice France SA:
5.125% 1/15/29 (b)	515,000	439,352
5.50% 1/15/28 (b)	630,000	560,700
8.125% 2/1/27 (b)	985,000	987,975
AT&T, Inc.:
2.55% 12/1/33	2,594,000	2,192,559
3.80% 12/1/57	3,772,000	3,110,759
4.30% 2/15/30	315,000	317,600
4.50% 3/9/48	10,000	9,466
5.15% 11/15/46	500,000	514,967
Frontier Communications Holdings LLC:
5.00% 5/1/28 (b)	210,000	195,351
5.875% 10/15/27 (b)	770,000	754,600
6.75% 5/1/29 (b)	1,620,000	1,427,803
Intelsat Jackson Holdings S.A. 6.50% 3/15/30 (b)	565,000	526,862
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)	65,000	54,925
4.25% 7/1/28 (b)	390,000	342,225
4.625% 9/15/27 (b)	1,000,000	921,250
Lumen Technologies, Inc.:
5.125% 12/15/26 (b)	570,000	527,250
5.625% 4/1/25	205,000	203,522
6.875% 1/15/28	15,000	14,326
Ooredoo International Finance Ltd. 2.625% 4/8/31 (b)	300,000	264,750
Sprint Capital Corp.:
6.875% 11/15/28	3,988,000	4,511,545
8.75% 3/15/32	310,000	402,692
Telecom Italia Capital SA 6.00% 9/30/34	693,000	612,522
Telecom Italia SpA 5.303% 5/30/24 (b)	210,000	213,066
Verizon Communications, Inc.:
2.10% 3/22/28	1,241,000	1,128,760
2.55% 3/21/31	3,293,000	2,914,993
2.987% 10/30/56	1,624,000	1,204,528
3.00% 3/22/27	221,000	214,258
4.862% 8/21/46	875,000	913,508
5.012% 4/15/49	38,000	40,580
		28,565,881
Entertainment – 0.3%
Magallanes, Inc.:
3.428% 3/15/24 (b)	1,097,000	1,090,298
3.638% 3/15/25 (b)	601,000	593,393
3.755% 3/15/27 (b)	1,175,000	1,140,455
4.054% 3/15/29 (b)	407,000	389,920

	Principal Amount(a)	Value

4.279% 3/15/32 (b)	$ 1,004,000	$ 938,384
5.05% 3/15/42 (b)	847,000	765,579
5.141% 3/15/52 (b)	1,309,000	1,171,217
Scientific Games Holdings LP 4/4/29 (c)(d)	325,000	311,305
		6,400,551
Interactive Media & Services – 0.0%
Baidu, Inc. 1.72% 4/9/26	375,000	344,501
Match Group, Inc. 4.125% 8/1/30 (b)	85,000	75,631
Tencent Holdings Ltd. 2.88% 4/22/31 (b)	300,000	261,870
		682,002
Media – 2.0%
ABG Intermediate Holdings 2 LLC 12/21/28 (c)(d)	1,500,000	1,434,375
Advantage Sales & Marketing, Inc. 6.50% 11/15/28 (b)	1,000,000	890,700
Altice Financing SA 5.00% 1/15/28 (b)	200,000	181,199
Bharti Airtel International Netherlands BV 5.35% 5/20/24 (b)	200,000	205,288
Cable Onda S.A. 4.50% 1/30/30 (b)	250,000	229,734
Cable One, Inc. 4.00% 11/15/30 (b)	200,000	176,929
CAS Capital No 1 Ltd. 4.00% (d)(e)	200,000	180,040
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.50% 8/15/30 (b)	225,000	203,198
4.50% 5/1/32	460,000	404,708
4.75% 3/1/30 (b)	3,679,000	3,393,877
5.00% 2/1/28 (b)	200,000	193,767
5.125% 5/1/27 (b)	370,000	364,672
5.375% 6/1/29 (b)	1,314,000	1,276,406
5.50% 5/1/26 (b)	100,000	100,090
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.40% 4/1/33	1,842,000	1,731,088
4.464% 7/23/22	167,000	167,043
5.25% 4/1/53	2,636,000	2,400,569
5.375% 5/1/47	3,681,000	3,378,169
5.50% 4/1/63	2,636,000	2,352,044
5.75% 4/1/48	1,936,000	1,878,221
6.484% 10/23/45	197,000	203,395
Comcast Corp.:
3.90% 3/1/38	71,000	67,803

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
COMMUNICATION SERVICES – continued
Media – continued
4.65% 7/15/42	$ 162,000	$ 163,555
CSC Holdings LLC:
4.125% 12/1/30 (b)	325,000	279,013
5.375% 2/1/28 (b)	1,415,000	1,344,250
5.50% 4/15/27 (b)	600,000	600,726
5.75% 1/15/30 (b)	955,000	798,151
Diamond Sports Group LLC 8/24/26 (c)(d)	728,175	218,270
Discovery Communications LLC:
3.625% 5/15/30	3,549,000	3,279,391
4.65% 5/15/50	1,770,000	1,489,883
DISH DBS Corp. 7.75% 7/1/26	200,000	171,000
Fox Corp.:
4.03% 1/25/24	101,000	102,471
4.709% 1/25/29	145,000	146,745
5.476% 1/25/39	143,000	146,182
5.576% 1/25/49	95,000	98,591
Front Range BidCo, Inc. 6.125% 3/1/28 (b)	790,000	632,000
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)	235,000	247,749
Gray Television, Inc. 4.75% 10/15/30 (b)	195,000	171,333
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	200,000	181,950
Liquid Telecommunications Financing PLC 5.50% 9/4/26 (b)	225,000	209,250
Network i2i Ltd. 3.975% (b)(d)(e)	200,000	182,788
Sable International Finance Ltd. 5.75% 9/7/27 (b)	1,265,000	1,192,225
Sirius XM Radio, Inc. 4.125% 7/1/30 (b)	635,000	572,294
TEGNA, Inc. 4.75% 3/15/26 (b)	600,000	597,282
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28 (b)	1,000,000	935,000
The Walt Disney Co.:
3.80% 3/22/30	1,824,000	1,809,034
4.70% 3/23/50	1,346,000	1,394,131
Time Warner Cable LLC:
5.875% 11/15/40	1,356,000	1,349,078
7.30% 7/1/38	211,000	233,748
Time Warner Cable, Inc.:
5.50% 9/1/41	16,000	14,905

	Principal Amount(a)	Value

6.55% 5/1/37	$ 157,000	$ 165,908
6.75% 6/15/39	674,000	718,185
Univision Communications, Inc. 6.625% 6/1/27 (b)	165,000	166,766
Virgin Media Finance PLC 5.00% 7/15/30 (b)	405,000	361,543
Virgin Media Secured Finance PLC 4.50% 8/15/30 (b)	410,000	370,927
VZ Secured Financing BV 5.00% 1/15/32 (b)	900,000	814,219
Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75% 8/15/28 (b)	985,000	907,175
Zayo Group Holdings, Inc. 4.00% 3/1/27 (b)	205,000	179,375
Ziggo Bond Co. BV:
5.125% 2/28/30 (b)	670,000	596,836
6.00% 1/15/27 (b)	400,000	390,000
		44,645,244
Wireless Telecommunication Services – 0.7%
AXIAN Telecom Co. 7.375% 2/16/27 (b)	200,000	193,000
C&W Senior Financing DAC 6.875% 9/15/27 (b)	1,598,000	1,502,120
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	85,000	74,981
5.625% 9/15/28 (b)	70,000	55,825
CT Trust 5.125% 2/3/32 (b)	350,000	315,175
Millicom International Cellular SA:
4.50% 4/27/31 (b)	1,343,000	1,154,308
6.25% 3/25/29 (b)	630,000	616,455
MTN Mauritius Investments Ltd. 4.755% 11/11/24 (b)	225,000	223,144
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)	1,080,000	998,250
Rogers Communications, Inc.:
3.20% 3/15/27 (b)	1,271,000	1,235,867
3.80% 3/15/32 (b)	1,109,000	1,051,870
Sprint Corp.:
7.125% 6/15/24	200,000	212,498
7.875% 9/15/23	519,000	543,652
Telefonica Celular del Paraguay S.A. 5.875% 4/15/27 (b)	200,000	193,050
T-Mobile USA, Inc.:
3.875% 4/15/30	5,509,000	5,297,731
4.375% 4/15/40	207,000	194,448
4.50% 4/15/50	407,000	378,557
4.75% 2/1/28	135,000	135,533

Quarterly Report	3

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
COMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Vmed O2 UK Financing I PLC 4.25% 1/31/31 (b)		$ 840,000	$739,200
VTR Comunicaciones SpA 5.125% 1/15/28 (b)		575,000	467,475
			15,583,139
TOTAL COMMUNICATION SERVICES	95,876,817
CONSUMER DISCRETIONARY – 2.3%
Auto Components – 0.0%
Metalsa S A P I De C.V. 3.75% 5/4/31 (b)		225,000	167,808
Automobiles – 0.5%
Ford Motor Co. 3.25% 2/12/32		400,000	335,673
General Motors Financial Co., Inc.:
4.00% 1/15/25		50,000	50,132
4.25% 5/15/23		5,000	5,054
4.35% 4/9/25		10,450,000	10,533,151
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 6 month U.S. LIBOR + 5.625% 7.177% 10/15/26 (b)(d)		440,000	419,100
Tupy Overseas S.A. 4.50% 2/16/31 (b)		200,000	164,350
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)		811,000	811,989
			12,319,449
Diversified Consumer Services – 0.1%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (b)		1,670,000	1,624,910
Global Partners LP / GLP Finance Corp.:
6.875% 1/15/29		400,000	376,264
7.00% 8/1/27		422,000	410,015
Service Corp. International 5.125% 6/1/29		615,000	615,482
			3,026,671
Hotels, Restaurants & Leisure – 0.8%
1011778 BC ULC / New Red Finance, Inc.:
4.00% 10/15/30 (b)		955,000	841,742
5.75% 4/15/25 (b)		130,000	132,112
Allen Media LLC / Allen Media Co-Issuer, Inc. 10.50% 2/15/28 (b)		400,000	275,880

	Principal Amount(a)	Value

Boyd Gaming Corp.:
4.75% 12/1/27	$ 380,000	$ 369,550
4.75% 6/15/31 (b)	400,000	366,000
Caesars Entertainment, Inc.:
4.625% 10/15/29 (b)	600,000	511,920
6.25% 7/1/25 (b)	595,000	602,735
8.125% 7/1/27 (b)	590,000	600,148
Carnival Corp.:
7.625% 3/1/26 (b)	950,000	891,822
10.50% 2/1/26 (b)	600,000	645,900
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
0.000% 1/27/29 (c)(d)	2,750,000	2,627,817
4.625% 1/15/29 (b)	400,000	364,000
6.75% 1/15/30 (b)	1,700,000	1,473,220
Genm Capital Labuan Ltd. 3.882% 4/19/31 (b)	300,000	249,244
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	155,039
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	580,000	582,900
McDonald's Corp.:
3.50% 7/1/27	269,000	266,288
3.60% 7/1/30	319,000	308,478
4.20% 4/1/50	1,792,000	1,671,936
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (b)	200,000	145,145
5.75% 7/21/28 (b)	220,000	168,850
NagaCorp Ltd. 7.95% 7/6/24	250,000	226,453
NCL Finance Ltd. 6.125% 3/15/28 (b)	1,300,000	1,092,955
Royal Caribbean Cruises Ltd.:
5.50% 8/31/26 (b)	1,000,000	877,500
9.125% 6/15/23 (b)	100,000	102,000
11.50% 6/1/25 (b)	149,000	161,479
Scientific Games International 4/14/29 (c)(d)	260,000	253,500
Station Casinos LLC 4.50% 2/15/28 (b)	610,000	552,003
Viking Cruises, Ltd. 13.00% 5/15/25 (b)	400,000	436,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)	340,000	312,827
5.50% 3/1/25 (b)	300,000	292,668
Wynn Macau Ltd.:
4.875% 10/1/24 (b)	325,000	275,909
5.50% 10/1/27 (b)	100,000	77,000
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (b)	$ 325,000	$ 330,931
Yum! Brands, Inc.:
3.625% 3/15/31	400,000	353,777
4.625% 1/31/32	600,000	563,382
		19,159,110
Household Durables – 0.0%
Newell Brands, Inc. 5.625% 4/1/36	55,000	52,282
Internet & Direct Marketing Retail – 0.0%
B2W Digital Lux Sarl 4.375% 12/20/30 (b)	250,000	200,516
JD.com, Inc. 3.375% 1/14/30	255,000	234,014
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)	397,000	360,277
		794,807
Leisure Products – 0.1%
Carnival Corp. 10.50% 6/1/30	405,000	412,087
Hasbro, Inc. 3.00% 11/19/24	564,000	561,264
Mattel, Inc. 5.875% 12/15/27 (b)	15,000	15,263
		988,614
Multiline Retail – 0.1%
Dollar Tree, Inc. 4.00% 5/15/25	2,307,000	2,329,275
Specialty Retail – 0.6%
AutoNation, Inc. 4.75% 6/1/30	127,000	123,935
AutoZone, Inc.:
3.625% 4/15/25	179,000	179,137
4.00% 4/15/30	2,811,000	2,732,563
Bath & Body Works, Inc. 6.625% 10/1/30 (b)	1,000,000	998,215
Carvana Co. 5.875% 10/1/28 (b)	600,000	421,872
eG Global Finance PLC:
6.75% 2/7/25 (b)	275,000	267,781
8.50% 10/30/25 (b)	1,175,000	1,175,914
Jo-Ann Stores LLC 7/7/28 (c)(d)	169,573	136,506
LBM Acquisition LLC 6.25% 1/15/29 (b)	595,000	461,409
Lowe's Companies, Inc. 4.50% 4/15/30	606,000	614,395
Lowe's Cos, Inc.:
3.35% 4/1/27	191,000	187,371

		Principal Amount(a)	Value

3.75% 4/1/32		$ 586,000	$ 558,778
4.25% 4/1/52		2,401,000	2,184,360
4.45% 4/1/62		2,460,000	2,223,595
O'Reilly Automotive, Inc. 4.20% 4/1/30		188,000	184,109
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25		15,000	14,596
SRS Distribution, Inc. 4.625% 7/1/28 (b)		400,000	368,000
The Michaels Cos., Inc. 7.875% 5/1/29 (b)		500,000	358,295
The TJX Cos., Inc. 3.875% 4/15/30		4,000	3,962
			13,194,793
Textiles, Apparel & Luxury Goods – 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		600,000	478,611
The William Carter Co. 5.625% 3/15/27 (b)		105,000	104,404
Wolverine World Wide, Inc. 4.00% 8/15/29 (b)		400,000	331,762
			914,777
TOTAL CONSUMER DISCRETIONARY	52,947,586
CONSUMER STAPLES – 2.2%
Beverages – 1.1%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46		311,000	310,128
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30		7,104,000	6,843,898
4.35% 6/1/40		624,000	589,193
4.50% 6/1/50		6,964,000	6,623,945
4.60% 6/1/60		670,000	622,751
4.75% 4/15/58		350,000	333,446
5.45% 1/23/39		377,000	402,348
5.55% 1/23/49		2,806,000	3,040,938
5.80% 1/23/59		1,068,000	1,202,125
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25% 4/27/29 (b)		200,000	190,288
Molson Coors Brewing Co. 3.00% 7/15/26		4,389,000	4,224,276
The Coca-Cola Co.:
3.375% 3/25/27		1,134,000	1,140,494
3.45% 3/25/30		562,000	556,929
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		475,000	371,255
			26,452,014

Quarterly Report	5

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
CONSUMER STAPLES – continued
Food & Staples Retailing – 0.2%
CVS Health Corp.:
3.00% 8/15/26	$ 69,000	$ 67,356
3.625% 4/1/27	281,000	279,831
4.30% 3/25/28	15,000	15,187
4.78% 3/25/38	1,295,000	1,288,526
Sysco Corp.:
5.95% 4/1/30	948,000	1,039,584
6.60% 4/1/50	530,000	646,854
TreeHouse Foods, Inc. 4.00% 9/1/28	670,000	579,550
U.S. Foods, Inc. 6.25% 4/15/25 (b)	270,000	278,100
		4,194,988
Food Products – 0.6%
Adecoagro S.A. 6.00% 9/21/27 (b)	250,000	240,594
Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC 4.875% 2/15/30 (b)	1,200,000	1,118,898
Camposol S.A. 6.00% 2/3/27 (b)	150,000	129,371
Darling Ingredients, Inc. 5.25% 4/15/27 (b)	381,000	373,380
JBS Finance Luxembourg Sarl:
2.50% 1/15/27 (b)	2,610,000	2,334,986
3.625% 1/15/32 (b)	80,000	67,767
JBS U.S.A. Lux SA / JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	315,000	325,141
JBS U.S.A. Lux SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
3.00% 5/15/32 (b)	2,405,000	1,975,106
5.50% 1/15/30 (b)	1,863,000	1,807,110
6.50% 4/15/29 (b)	1,933,000	1,957,163
NBM US Holdings, Inc. 6.625% 8/6/29 (b)	400,000	407,075
Performance Food Group, Inc.:
5.50% 10/15/27 (b)	740,000	727,820
6.875% 5/1/25 (b)	415,000	423,850
Post Holdings, Inc.:
4.50% 9/15/31 (b)	300,000	263,250
4.625% 4/15/30 (b)	180,000	161,465
5.50% 12/15/29 (b)	635,000	604,637
5.625% 1/15/28 (b)	130,000	128,864
5.75% 3/1/27 (b)	196,000	199,775
		13,246,252

		Principal Amount(a)	Value

Personal Products – 0.0%
Natura Cosmeticos S.A. 4.125% 5/3/28 (b)		$ 250,000	$ 225,516
Tobacco – 0.3%
Altria Group, Inc.:
3.875% 9/16/46		703,000	518,079
4.25% 8/9/42		448,000	359,761
4.50% 5/2/43		289,000	236,302
4.80% 2/14/29		86,000	85,917
5.375% 1/31/44		532,000	503,125
5.95% 2/14/49		300,000	288,527
BAT Capital Corp.:
4.70% 4/2/27		1,039,000	1,031,855
4.906% 4/2/30		1,236,000	1,196,790
5.282% 4/2/50		1,336,000	1,159,027
Imperial Brands Finance PLC 4.25% 7/21/25 (b)		450,000	446,659
Reynolds American, Inc.:
4.45% 6/12/25		53,000	53,679
4.85% 9/15/23		220,000	224,897
5.70% 8/15/35		28,000	27,766
5.85% 8/15/45		180,000	164,801
			6,297,185
TOTAL CONSUMER STAPLES	50,415,955
ENERGY – 5.4%
Energy Equipment & Services – 0.2%
Array Technologies, Inc. 10/14/27 (c)(d)		229,243	213,769
DCP Midstream Operating LP:
5.375% 7/15/25		1,139,000	1,167,452
5.625% 7/15/27		390,000	403,003
3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (b)(d)		2,132,000	1,870,830
Halliburton Co.:
3.80% 11/15/25		2,000	2,019
4.85% 11/15/35		55,000	55,746
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		843,750	801,563
			4,514,382
Oil, Gas & Consumable Fuels – 5.2%
Adaro Indonesia PT 4.25% 10/31/24 (b)		300,000	293,494
Apache Corp.:
5.10% 9/1/40		160,000	149,275
7.375% 8/15/47		60,000	64,800
Aydem Yenilenebilir Enerji AS 7.75% 2/2/27 (b)		200,000	151,850
Canacol Energy Ltd. 5.75% 11/24/28 (b)		300,000	265,313
Canadian Natural Resources Ltd.:
2.05% 7/15/25		5,600,000	5,312,203
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
3.85% 6/1/27	$ 2,800,000	$ 2,758,812
5.85% 2/1/35	1,246,000	1,301,437
Cenovus Energy, Inc.:
2.65% 1/15/32	634,000	545,691
3.75% 2/15/52	210,000	168,354
4.25% 4/15/27	367,000	368,000
5.40% 6/15/47	282,000	287,496
6.75% 11/15/39	450,000	506,830
Cheniere Energy, Inc. 4.625% 10/15/28	390,000	378,898
CITGO Petroleum Corp. 6.375% 6/15/26 (b)	600,000	591,000
CNX Resources Corp. 6.00% 1/15/29 (b)	95,000	94,368
Columbia Pipeline Group, Inc. 4.50% 6/1/25	30,000	30,763
Comstock Resources, Inc. 6.75% 3/1/29 (b)	800,000	798,876
Continental Resources, Inc. 5.75% 1/15/31 (b)	305,000	313,534
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.625% 5/1/27 (b)	2,332,000	2,249,914
CVR Energy, Inc.:
5.25% 2/15/25 (b)	400,000	393,040
5.75% 2/15/28 (b)	460,000	436,977
Delek Overriding Royalty Leviathan Ltd. 7.494% 12/30/23 (b)	250,000	252,500
EIG Pearl Holdings Sarl 3.545% 8/31/36 (b)	300,000	265,440
Empresa Nacional del Petroleo 4.375% 10/30/24 (b)	200,000	200,413
Enbridge, Inc.:
4.00% 10/1/23	283,000	286,038
4.25% 12/1/26	66,000	66,664
Endeavor Energy Resources LP / EER Finance, Inc.:
5.75% 1/30/28 (b)	285,000	290,652
6.625% 7/15/25 (b)	55,000	56,865
Energean Israel Finance Ltd. 4.875% 3/30/26 (b)	200,000	188,500
Energean PLC 6.50% 4/30/27 (b)	300,000	283,650
Energy Transfer LP:
3.75% 5/15/30	7,914,000	7,359,063
4.20% 9/15/23	72,000	72,872
4.25% 3/15/23	102,000	102,587
4.50% 4/15/24	98,000	99,349

	Principal Amount(a)	Value

4.95% 6/15/28	$ 246,000	$ 249,474
5.00% 5/15/50	1,080,000	972,043
5.25% 4/15/29	1,892,000	1,936,132
5.40% 10/1/47	577,000	531,115
5.80% 6/15/38	137,000	135,087
6.00% 6/15/48	1,869,000	1,847,826
6.25% 4/15/49	109,000	111,215
EnLink Midstream LLC 5.625% 1/15/28 (b)	600,000	596,250
Enterprise Products Operating LLC 3.70% 2/15/26	5,310,000	5,319,223
EQM Midstream Partners LP:
6.50% 7/1/27 (b)	195,000	195,000
7.50% 6/1/27	425,000	425,000
EQT Corp. 5.00% 1/15/29	800,000	793,785
Exxon Mobil Corp. 3.482% 3/19/30	2,903,000	2,857,050
Galaxy Pipeline Assets Bidco Ltd.:
2.16% 3/31/34 (b)	110,499	96,685
2.625% 3/31/36 (b)	355,000	297,579
Geopark Ltd. 5.50% 1/17/27 (b)	200,000	177,663
Guara Norte Sarl 5.198% 6/15/34 (b)	191,908	162,666
Hess Corp.:
4.30% 4/1/27	3,112,000	3,105,143
5.60% 2/15/41	1,731,000	1,763,269
5.80% 4/1/47	360,000	378,867
7.125% 3/15/33	110,000	127,111
7.30% 8/15/31	108,000	125,280
7.875% 10/1/29	303,000	358,323
Hess Midstream Operations LP:
5.125% 6/15/28 (b)	420,000	414,702
5.625% 2/15/26 (b)	505,000	515,605
Holly Energy Partners LP / Holly Energy Finance Corp.:
5.00% 2/1/28 (b)	600,000	563,925
6.375% 4/15/27 (b)	180,000	179,789
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	350,000	330,487
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	190,000	190,538
5.50% 3/1/44	287,000	271,848
6.55% 9/15/40	13,000	14,147
Kinder Morgan, Inc.:
5.05% 2/15/46	34,000	32,071
5.55% 6/1/45	193,000	194,300
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	425,000	405,291
Leviathan Bond Ltd. 6.125% 6/30/25 (b)	250,000	248,570

Quarterly Report	7

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	$ 200,000	$ 178,250
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)	375,000	365,625
MEG Energy Corp. 7.125% 2/1/27 (b)	910,000	952,406
Mesquite Energy, Inc. 7.25% 7/15/23 (b)(f)(g)	269,000	0
MPLX LP:
4.50% 7/15/23	133,000	134,578
4.80% 2/15/29	83,000	84,151
4.875% 12/1/24	160,000	163,707
5.50% 2/15/49	249,000	248,257
New Fortress Energy, Inc. 6.50% 9/30/26 (b)	1,100,000	1,071,191
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.50% 2/1/26 (b)	400,000	374,818
Occidental Petroleum Corp.:
4.20% 3/15/48	210,000	183,435
4.30% 8/15/39	105,000	95,025
4.40% 4/15/46 to 8/15/49	665,000	594,399
5.55% 3/15/26	1,088,000	1,133,217
6.20% 3/15/40	250,000	263,750
6.45% 9/15/36	858,000	959,819
6.60% 3/15/46	216,000	244,080
7.50% 5/1/31	5,461,000	6,547,766
7.875% 9/15/31	65,000	78,709
Oleoducto Central S.A. 4.00% 7/14/27 (b)	200,000	178,000
Ovintiv, Inc.:
5.15% 11/15/41	1,386,000	1,316,749
6.625% 8/15/37	1,341,000	1,472,464
7.375% 11/1/31	290,000	332,266
8.125% 9/15/30	652,000	765,555
PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28	300,000	265,974
9.25% 5/15/25 (b)	1,120,000	1,163,400
Petrobras Global Finance BV 6.75% 6/3/50	350,000	322,000
Petroleos Mexicanos:
4.50% 1/23/26	907,000	845,687
5.95% 1/28/31	3,253,000	2,703,568
6.35% 2/12/48	11,201,000	7,760,613
6.49% 1/23/27	435,000	415,512
6.50% 3/13/27	594,000	566,640
6.625% 6/15/35	500,000	400,300
6.70% 2/16/32	750,000	646,042

	Principal Amount(a)	Value

6.75% 9/21/47	$ 1,870,000	$ 1,340,229
6.84% 1/23/30	1,668,000	1,492,860
6.95% 1/28/60	2,120,000	1,521,100
7.69% 1/23/50	8,709,000	6,749,475
Phillips 66:
3.70% 4/6/23	76,000	76,402
3.85% 4/9/25	98,000	99,061
Plains All American Pipeline LP / PAA Finance Corp.:
3.55% 12/15/29	3,078,000	2,847,319
3.60% 11/1/24	139,000	138,310
Qatar Energy:
1.375% 9/12/26 (b)	400,000	368,500
3.30% 7/12/51 (b)	300,000	244,838
Qatar Petroleum 2.25% 7/12/31 (b)	360,000	319,500
Range Resources Corp. 4.875% 5/15/25	400,000	407,000
Rattler Midstream LP 5.625% 7/15/25 (b)	570,000	582,876
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)	150,000	138,938
Sabine Pass Liquefaction LLC 4.50% 5/15/30	1,431,000	1,426,127
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)	900,000	843,750
3.50% 4/16/29 (b)	675,000	659,745
4.25% 4/16/39 (b)	325,000	311,187
SM Energy Co. 6.75% 9/15/26	600,000	606,918
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	300,000	310,650
Sunoco LP / Sunoco Finance Corp.:
4.50% 5/15/29	490,000	456,190
5.875% 3/15/28	610,000	609,723
6.00% 4/15/27	10,000	10,201
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00% 12/31/30 (b)	1,000,000	900,550
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
5.50% 3/1/30	100,000	99,692
6.50% 7/15/27	200,000	207,500
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	275,000	215,875
TerraForm Power Operating LLC 5.00% 1/31/28 (b)	35,000	33,552
The Oil and Gas Holding Co. BSCC:
7.50% 10/25/27 (b)	200,000	203,725
8	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
7.625% 11/7/24 (b)		$ 350,000	$ 364,175
The Williams Companies, Inc.:
3.50% 11/15/30		3,589,000	3,337,030
3.70% 1/15/23		1,174,000	1,179,379
3.90% 1/15/25		521,000	521,887
4.00% 9/15/25		180,000	180,607
4.50% 11/15/23		51,000	51,811
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		167,000	154,571
3.95% 5/15/50		542,000	462,165
Tullow Oil PLC 10.25% 5/15/26 (b)		331,000	320,242
Valero Energy Corp. 2.85% 4/15/25		38,000	37,231
Venture Global Calcasieu Pass LLC 3.875% 11/1/33 (b)		400,000	363,000
Western Midstream Operating LP:
3.60% 2/1/25		255,000	249,008
3.95% 6/1/25		178,000	174,440
4.50% 3/1/28		300,000	294,750
4.55% 2/1/30		420,000	401,465
4.65% 7/1/26		156,000	155,610
4.75% 8/15/28		80,000	79,219
5.30% 3/1/48		150,000	137,250
5.75% 2/1/50		50,000	44,432
YPF S.A.:
8.50% 3/23/25 (b)		262,500	225,422
8.75% 4/4/24 (b)		280,000	247,975
			117,939,992
TOTAL ENERGY	122,454,374
FINANCIALS – 12.1%
Banks – 4.5%
Access Bank PLC 6.125% 9/21/26 (b)		300,000	261,806
Banco do Brasil SA/Cayman 6.25% (b)(d)(e)		200,000	184,975
Banco Mercantil del Norte S.A. 6.75% (b)(d)(e)		400,000	380,300
Bank of America Corp.:
2.299% 7/21/32 (d)		2,050,000	1,723,140
3.419% 12/20/28 (d)		11,962,000	11,432,912
3.50% 4/19/26		227,000	225,298
3.864% 7/23/24 (d)		250,000	251,726
3.95% 4/21/25		229,000	230,535
4.20% 8/26/24		160,000	162,605
4.25% 10/22/26		2,667,000	2,696,734
4.45% 3/3/26		2,428,000	2,457,313

	Principal Amount(a)	Value

Barclays PLC:
2.645% 6/24/31 (d)	$ 5,000,000	$ 4,251,968
2.852% 5/7/26 (d)	1,317,000	1,266,565
4.375% 1/12/26	200,000	200,626
CIT Group, Inc.:
3.929% 6/19/24 (d)	275,000	276,286
6.125% 3/9/28	174,000	186,143
Citigroup, Inc.:
3.352% 4/24/25 (d)	572,000	568,157
3.875% 3/26/25	2,657,000	2,659,657
4.00% 8/5/24	115,000	116,468
4.30% 11/20/26	5,255,000	5,273,790
4.40% 6/10/25	1,348,000	1,362,625
4.412% 3/31/31 (d)	4,690,000	4,633,955
4.45% 9/29/27	728,000	729,930
5.50% 9/13/25	878,000	918,479
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)	297,000	269,781
Corp. Andina de Fomento 2.375% 5/12/23	1,240,000	1,236,574
Discover Bank 4.682% 8/9/28 (d)	1,750,000	1,749,998
HSBC Holdings PLC 4.95% 3/31/30	227,000	229,577
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(d)	263,000	215,418
5.017% 6/26/24 (b)	200,000	198,888
5.71% 1/15/26 (b)	3,790,000	3,817,639
Itau Unibanco Holding S.A. 6.125% (b)(d)(e)	200,000	195,500
JPMorgan Chase & Co.:
2.739% 10/15/30 (d)	2,883,000	2,605,766
2.956% 5/13/31 (d)	701,000	625,553
3.797% 7/23/24 (d)	75,000	75,428
3.875% 9/10/24	190,000	192,426
4.125% 12/15/26	415,000	417,318
4.452% 12/5/29 (d)	5,535,000	5,573,107
4.493% 3/24/31 (d)	10,747,000	10,851,773
NBK Tier 1 Financing 2 Ltd. 4.50% (b)(d)(e)	400,000	378,950
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (d)	775,000	722,154
5.125% 5/28/24	2,000,000	2,030,995
6.00% 12/19/23	500,000	516,051
6.10% 6/10/23	6,302,000	6,436,486
6.125% 12/15/22	3,577,000	3,633,484
Societe Generale:
1.038% 6/18/25 (b)(d)	4,000,000	3,757,548
1.488% 12/14/26 (b)(d)	1,855,000	1,657,656
Wells Fargo & Co.:
2.406% 10/30/25 (d)	838,000	812,423
3.526% 3/24/28 (d)	2,546,000	2,475,211

Quarterly Report	9

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Banks – continued
4.478% 4/4/31 (d)	$ 6,460,000	$ 6,522,500
5.013% 4/4/51 (d)	3,790,000	3,967,599
Westpac Banking Corp. 4.11% 7/24/34 (d)	405,000	379,694
		103,997,490
Capital Markets – 2.7%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	81,078
4.25% 2/15/24	138,000	140,099
Blackstone Private Credit Fund 4.70% 3/24/25 (b)	4,307,000	4,198,443
Coinbase Global, Inc. 3.625% 10/1/31 (b)	655,000	442,125
Credit Suisse Group AG:
2.193% 6/5/26 (b)(d)	3,100,000	2,870,488
2.593% 9/11/25 (b)(d)	1,207,000	1,154,623
3.75% 3/26/25	250,000	247,671
3.80% 6/9/23	906,000	909,820
3 month U.S. LIBOR + 1.410% 3.869% 1/12/29 (b)(d)	250,000	234,308
4.194% 4/1/31 (b)(d)	1,509,000	1,397,934
4.207% 6/12/24 (b)(d)	850,000	852,091
4.55% 4/17/26	250,000	249,718
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (d)	2,140,000	1,797,807
3.20% 2/23/23	5,303,000	5,326,555
3.691% 6/5/28 (d)	5,235,000	5,096,590
3.75% 5/22/25	200,000	201,082
3.80% 3/15/30	3,352,000	3,199,870
3.814% 4/23/29 (d)	1,341,000	1,304,285
4.25% 10/21/25	554,000	561,211
6.75% 10/1/37	6,606,000	7,723,662
Morgan Stanley:
3.125% 7/27/26	6,041,000	5,871,096
3.622% 4/1/31 (d)	1,770,000	1,685,942
3.737% 4/24/24 (d)	407,000	408,752
4.35% 9/8/26	2,767,000	2,800,433
3 month U.S. LIBOR + 1.628% 4.431% 1/23/30 (d)	2,729,000	2,744,383
4.875% 11/1/22	555,000	561,392
5.00% 11/24/25	7,319,000	7,573,272
MSCI, Inc. 4.00% 11/15/29 (b)	600,000	568,080
UBS Group AG:
1.494% 8/10/27 (b)(d)	1,344,000	1,198,404
4.125% 9/24/25 (b)	200,000	201,188
		61,602,402
Consumer Finance – 1.9%
Ally Financial, Inc.:
1.45% 10/2/23	402,000	392,927

	Principal Amount(a)	Value

3.05% 6/5/23	$ 1,813,000	$ 1,813,963
5.75% 11/20/25	3,375,000	3,474,711
5.80% 5/1/25	832,000	869,831
8.00% 11/1/31	450,000	528,501
Capital One Financial Corp.:
2.60% 5/11/23	1,354,000	1,354,302
2.636% 3/3/26 (d)	1,228,000	1,183,755
3.273% 3/1/30 (d)	1,571,000	1,428,876
3.65% 5/11/27	4,450,000	4,332,616
3.80% 1/31/28	519,000	502,547
4.927% 5/10/28 (d)	2,886,000	2,932,508
Discover Financial Services:
3.75% 3/4/25	586,000	585,418
3.85% 11/21/22	1,275,000	1,282,757
4.10% 2/9/27	197,000	195,248
4.50% 1/30/26	5,267,000	5,306,538
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,533,000	2,482,235
4.125% 8/17/27	1,400,000	1,326,500
4.687% 6/9/25	275,000	271,183
5.113% 5/3/29	325,000	316,752
5.125% 6/16/25	205,000	204,930
5.584% 3/18/24	1,528,000	1,546,147
Navient Corp. 7.25% 9/25/23	234,000	239,286
OneMain Finance Corp. 4.00% 9/15/30	900,000	764,280
Springleaf Finance Corp. 6.875% 3/15/25	515,000	523,405
Synchrony Financial:
2.85% 7/25/22	167,000	167,056
3.95% 12/1/27	1,916,000	1,827,259
4.375% 3/19/24	2,272,000	2,290,130
5.15% 3/19/29	2,953,000	2,916,531
Toyota Motor Credit Corp. 2.90% 3/30/23	1,352,000	1,355,478
		42,415,670
Diversified Financial Services – 2.0%
1MDB Global Investments Ltd. 4.40% 3/9/23	1,000,000	974,375
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
1.65% 10/29/24	2,615,000	2,451,449
2.45% 10/29/26	954,000	853,050
2.875% 8/14/24	666,000	644,685
3.00% 10/29/28	1,000,000	877,428
3.30% 1/30/32	1,069,000	902,023
4.125% 7/3/23	255,000	254,795
4.45% 4/3/26	276,000	270,039
4.875% 1/16/24	438,000	441,129
6.50% 7/15/25	603,000	629,412
10	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Diversified Financial Services – continued
Ares Capital Corp.:
3.875% 1/15/26	$ 2,302,000	$ 2,201,495
4.20% 6/10/24	998,000	1,001,740
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	8,735,000	8,213,496
3.95% 7/1/24 (b)	196,000	191,600
4.25% 4/15/26 (b)	2,197,000	2,102,019
4.375% 5/1/26 (b)	686,000	660,253
BNP Paribas SA 2.219% 6/9/26 (b)(d)	1,250,000	1,174,713
Coinbase Global, Inc. 3.375% 10/1/28 (b)	1,000,000	730,990
Deutsche Bank AG:
3.30% 11/16/22	247,000	247,228
3.729% 1/14/32 (d)	3,000,000	2,501,501
4.50% 4/1/25	2,787,000	2,765,831
5.882% 7/8/31 (d)	5,000,000	4,842,025
Hightower Holding LLC 6.75% 4/15/29 (b)	660,000	556,899
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24	355,000	354,054
5.25% 5/15/27	615,000	591,169
6.25% 5/15/26	4,329,000	4,356,928
6.375% 12/15/25	1,364,000	1,364,347
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (b)	300,000	277,088
Moody's Corp.:
3.25% 1/15/28	108,000	104,146
3.75% 3/24/25	822,000	828,636
4.875% 2/15/24	101,000	103,733
NatWest Markets PLC 2.375% 5/21/23 (b)	1,448,000	1,435,194
Pine Street Trust I 4.572% 2/15/29 (b)	514,000	509,878
Pine Street Trust II 5.568% 2/15/49 (b)	800,000	808,764
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (b)	300,000	270,056
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (b)	395,000	371,565
		46,863,733
Insurance – 1.0%
Acrisure LLC / Acrisure Finance, Inc. 6.00% 8/1/29 (b)	600,000	523,902
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/27 (b)	1,795,000	1,732,534

		Principal Amount(a)	Value

American International Group, Inc.:
2.50% 6/30/25		$ 2,480,000	$ 2,393,806
3.40% 6/30/30		180,000	170,159
Corebridge Financial, Inc.:
3.50% 4/4/25 (b)		575,000	569,607
3.65% 4/5/27 (b)		820,000	798,537
3.85% 4/5/29 (b)		805,000	772,512
3.90% 4/5/32 (b)		958,000	910,252
4.35% 4/5/42 (b)		218,000	197,928
4.40% 4/5/52 (b)		644,000	576,327
Equitable Holdings, Inc.:
3.90% 4/20/23		41,000	41,332
4.35% 4/20/28		1,256,000	1,259,633
Five Corners Funding Trust II 2.85% 5/15/30 (b)		1,993,000	1,773,657
Hartford Financial Services Group, Inc. 4.30% 4/15/43		604,000	554,920
HUB International Ltd. 7.00% 5/1/26 (b)		675,000	681,662
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		130,000	130,891
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		310,000	314,642
4.75% 3/15/39		142,000	143,543
Nuveen Finance LLC 4.125% 11/1/24 (b)		3,501,000	3,540,304
Pacific LifeCorp. 5.125% 1/30/43 (b)		554,000	562,529
Swiss Re Finance Luxembourg SA 5.00% 4/2/49 (b)(d)		200,000	196,000
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (b)		1,852,000	1,851,024
Unum Group:
3.875% 11/5/25		349,000	347,364
4.00% 3/15/24 to 6/15/29		931,000	921,425
USI, Inc. 6.875% 5/1/25 (b)		1,072,000	1,054,384
			22,018,874
Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		35,000	34,607
TOTAL FINANCIALS	276,932,776
HEALTH CARE – 1.8%
Biotechnology – 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		775,000	612,661

Quarterly Report	11

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (b)	$ 510,000	$ 496,500
Hologic, Inc.:
3.25% 2/15/29 (b)	525,000	472,500
4.625% 2/1/28 (b)	500,000	496,985
Teleflex, Inc. 4.25% 6/1/28 (b)	95,000	91,234
		1,557,219
Health Care Providers & Services – 1.3%
Centene Corp.:
2.45% 7/15/28	5,465,000	4,907,297
2.50% 3/1/31	700,000	593,957
2.625% 8/1/31	1,045,000	893,417
3.375% 2/15/30	1,016,000	932,180
4.25% 12/15/27	1,563,000	1,555,185
4.625% 12/15/29	1,301,000	1,282,187
CHS / Community Health Systems, Inc.:
6.125% 4/1/30 (b)	570,000	415,131
8.00% 3/15/26 (b)	792,000	793,600
CHS /Community Health Systems, Inc. 6.875% 4/15/29 (b)	800,000	625,040
CHS/Community Health Systems, Inc. 5.625% 3/15/27 (b)	1,700,000	1,583,618
Cigna Corp.:
3.05% 10/15/27	300,000	287,296
4.375% 10/15/28	5,194,000	5,273,706
4.80% 8/15/38	268,000	271,274
4.90% 12/15/48	268,000	267,228
DaVita, Inc. 4.625% 6/1/30 (b)	1,120,000	973,000
HCA, Inc.:
3.50% 9/1/30	400,000	364,749
5.375% 2/1/25	926,000	956,789
5.875% 2/15/26	300,000	315,000
Humana, Inc. 3.70% 3/23/29	748,000	730,832
Insulet Corp. 5/4/28 (c)(d)	220,000	214,133
Molina Healthcare, Inc. 3.875% 11/15/30 to 5/15/32 (b)	585,000	534,390
Radiology Partners, Inc. 9.25% 2/1/28 (b)	445,000	363,354
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	445,000	405,609
Sabra Health Care LP 3.20% 12/1/31	2,237,000	1,843,880

	Principal Amount(a)	Value

Tenet Healthcare Corp.:
4.625% 6/15/28 (b)	$ 115,000	$ 110,654
4.875% 1/1/26 (b)	195,000	194,563
6.125% 10/1/28 (b)	2,988,000	2,916,871
6.25% 2/1/27 (b)	240,000	240,012
6.75% 6/15/23	465,000	474,161
Toledo Hospital 5.325% 11/15/28	154,000	153,232
U.S. Renal Care, Inc. 10.625% 7/15/27 (b)	215,000	157,191
		30,629,536
Life Sciences Tools & Services – 0.0%
IQVIA, Inc. 5.00% 10/15/26 to 5/15/27 (b)	930,000	929,216
Pharmaceuticals – 0.4%
Bausch Health Americas, Inc. 9.25% 4/1/26 (b)	90,000	75,425
Bausch Health Companies, Inc.:
5.50% 11/1/25 (b)	475,000	447,882
5.75% 8/15/27 (b)	635,000	560,956
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	1,700,000	1,714,924
BellRing Brands, Inc. 7.00% 3/15/30 (b)	220,000	219,386
Catalent Pharma Solutions, Inc. 3.50% 4/1/30 (b)	650,000	583,880
Charles River Laboratories International, Inc. 4.25% 5/1/28 (b)	30,000	29,021
Darling Ingredients, Inc. 6.00% 6/15/30	130,000	130,000
Elanco Animal Health, Inc.:
5.772% 8/28/23	219,000	223,380
6.40% 8/28/28	92,000	94,558
Mylan, Inc. 4.55% 4/15/28	150,000	147,118
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)	1,145,000	1,100,774
Pathway Vet Alliance LLC 3/31/27 (c)(d)	149,621	142,546
Utah Acquisition Sub, Inc. 3.95% 6/15/26	90,000	87,931
Viatris, Inc.:
1.125% 6/22/22	504,000	503,879
1.65% 6/22/25	162,000	149,369
2.70% 6/22/30	901,000	753,402
3.85% 6/22/40	359,000	279,259
4.00% 6/22/50	620,000	462,754
12	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Zoetis, Inc. 3.25% 2/1/23		$ 100,000	$ 100,306
			7,806,750
TOTAL HEALTH CARE	41,535,382
INDUSTRIALS – 1.4%
Aerospace & Defense – 0.6%
Bombardier, Inc.:
6.00% 2/15/28 (b)		400,000	333,084
7.125% 6/15/26 (b)		795,000	724,933
7.50% 12/1/24 to 3/15/25 (b)		188,000	180,875
7.875% 4/15/27 (b)		1,155,000	1,057,547
Embraer Netherlands Finance BV 5.05% 6/15/25		225,000	226,811
Howmet Aerospace, Inc. 5.95% 2/1/37		20,000	19,999
Moog, Inc. 4.25% 12/15/27 (b)		205,000	194,238
The Boeing Co.:
5.04% 5/1/27		549,000	551,598
5.15% 5/1/30		4,179,000	4,154,716
5.705% 5/1/40		550,000	541,926
5.805% 5/1/50		500,000	491,979
5.93% 5/1/60		2,180,000	2,130,498
TransDigm UK Holdings PLC 6.875% 5/15/26		120,000	121,546
TransDigm, Inc.:
6.25% 3/15/26 (b)		495,000	503,544
6.375% 6/15/26		1,467,000	1,455,997
7.50% 3/15/27		125,000	127,198
8.00% 12/15/25 (b)		685,000	714,537
			13,531,026
Air Freight & Logistics – 0.1%
Aeropuerto Internacional de Tocumen S.A. 4.00% 8/11/41 (b)		300,000	250,650
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		400,000	380,000
Madison IAQ LLC 5.875% 6/30/29 (b)		500,000	391,250
XPO Logistics, Inc. 6.25% 5/1/25 (b)		72,000	74,201
			1,096,101
Airlines – 0.0%
Azul Investments LLP:
5.875% 10/26/24 (b)		250,000	214,375
7.25% 6/15/26 (b)		200,000	160,500
			374,875

	Principal Amount(a)	Value

Commercial Services & Supplies – 0.2%
APX Group, Inc. 6.75% 2/15/27 (b)	$ 365,000	$ 368,285
Aramark Services, Inc. 5.00% 4/1/25 to 2/1/28 (b)	1,771,000	1,731,582
Avis Budget Car Rental LLC 3/16/29 (c)(d)	115,000	112,030
CoreCivic, Inc.:
4.625% 5/1/23	238,000	237,569
4.75% 10/15/27	50,000	43,203
8.25% 4/15/26	1,010,000	1,039,573
DP World Ltd/United Arab Emirates 5.625% 9/25/48 (b)	75,000	70,982
IAA, Inc. 5.50% 6/15/27 (b)	500,000	484,500
Mckissock Investment Holdings LLC 3/12/29 (c)(d)	95,000	93,179
Nielsen Finance LLC / Nielsen Finance Co.:
5.625% 10/1/28 (b)	350,000	346,888
5.875% 10/1/30 (b)	350,000	343,906
Stericycle, Inc. 3.875% 1/15/29 (b)	350,000	317,765
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	225,000	202,500
		5,391,962
Construction & Engineering – 0.2%
AECOM 5.125% 3/15/27	1,354,000	1,352,240
Brand Industrial Services, Inc. 8.50% 7/15/25 (b)	2,026,000	1,667,438
HTA Group Ltd. 7.00% 12/18/25 (b)	225,000	218,250
IHS Holding Ltd. 5.625% 11/29/26 (b)	300,000	273,750
Pike Corp. 5.50% 9/1/28 (b)	1,515,000	1,281,296
		4,792,974
Machinery – 0.1%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	1,100,000	995,412
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)	885,000	862,875
		1,858,287
Marine – 0.1%
DP World Salaam 6.00% (d)(e)	200,000	200,563
Misc Capital Two Labuan Ltd. 3.75% 4/6/27 (b)	200,000	191,667

Quarterly Report	13

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
INDUSTRIALS – continued
Marine – continued
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. 10.75% 7/1/25 (b)		$ 800,000	$ 808,500
			1,200,730
Professional Services – 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		360,000	337,050
Trading Companies & Distributors – 0.1%
Air Lease Corp.:
2.25% 1/15/23		149,000	147,887
3.375% 7/1/25		1,164,000	1,128,052
3.875% 7/3/23		469,000	470,428
4.25% 2/1/24 to 9/15/24		594,000	595,925
			2,342,292
Transportation Infrastructure – 0.0%
DP World Crescent Ltd. 3.75% 1/30/30 (b)		250,000	233,953
TOTAL INDUSTRIALS	31,159,250
INFORMATION TECHNOLOGY – 1.6%
Communications Equipment – 0.2%
CommScope, Inc.:
4.75% 9/1/29 (b)		600,000	531,183
6.00% 3/1/26 (b)		665,000	650,037
Meituan:
2.125% 10/28/25 (b)		400,000	359,224
3.05% 10/28/30 (b)		200,000	151,413
Prosus N.V. 4.193% 1/19/32 (b)		400,000	335,000
Radiate Holdco LLC / Radiate Finance, Inc.:
4.50% 9/15/26 (b)		460,000	426,415
6.50% 9/15/28 (b)		955,000	793,691
Tencent Holdings Ltd. 1.81% 1/26/26 (b)		250,000	230,594
			3,477,557
Electronic Equipment, Instruments & Components – 0.0%
II-VI, Inc. 5.00% 12/15/29 (b)		860,000	806,250
IT Services – 0.2%
Arches Buyer, Inc.:
4.25% 6/1/28 (b)		125,000	114,110
6.125% 12/1/28 (b)		45,000	37,783
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		865,000	810,937
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)		530,000	495,601
CA Magnum Holdings 5.375% 10/31/26 (b)		350,000	321,344

	Principal Amount(a)	Value

Camelot Finance SA 4.50% 11/1/26 (b)	$ 250,000	$ 238,625
Entegris, Inc. 3.625% 5/1/29 (b)	400,000	353,650
Gartner, Inc.:
3.75% 10/1/30 (b)	180,000	166,950
4.50% 7/1/28 (b)	260,000	252,837
Imprivata, Inc. 12/1/27 (c)(d)	145,000	141,677
Lenovo Group Ltd. 3.421% 11/2/30 (b)	300,000	260,306
McAfee Corp. 3/1/29 (c)(d)	260,000	246,189
Minerva Merger Sub, Inc. 6.50% 2/15/30 (b)	600,000	550,500
Rackspace Technology Global, Inc.:
3.50% 2/15/28 (b)	700,000	610,655
5.375% 12/1/28 (b)	665,000	525,776
		5,126,940
Semiconductors & Semiconductor Equipment – 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	340,000	295,598
2.45% 2/15/31 (b)	6,786,000	5,624,700
2.60% 2/15/33 (b)	2,944,000	2,364,923
3.50% 2/15/41 (b)	2,339,000	1,850,688
3.75% 2/15/51 (b)	1,098,000	857,450
Entegris, Inc. 4.375% 4/15/28 (b)	300,000	279,750
ON Semiconductor Corp. 3.875% 9/1/28 (b)	205,000	194,465
		11,467,574
Software – 0.6%
Boxer Parent Co., Inc. 7.125% 10/2/25 (b)	135,000	132,224
CDK Global, Inc. 5.25% 5/15/29 (b)	35,000	35,000
Fair Isaac Corp.:
4.00% 6/15/28 (b)	345,000	327,674
5.25% 5/15/26 (b)	110,000	109,863
Hyland Software, Inc. 7/1/24 (c)(d)	150,000	146,104
MicroStrategy, Inc. 6.125% 6/15/28 (b)	395,000	334,762
NortonLifeLock, Inc. 5.00% 4/15/25 (b)	867,000	865,916
Open Text Corp. 3.875% 2/15/28 to 12/1/29 (b)	815,000	751,199
Oracle Corp.:
1.65% 3/25/26	1,381,000	1,257,431
2.30% 3/25/28	2,182,000	1,926,554
2.80% 4/1/27	1,191,000	1,105,163
2.875% 3/25/31	5,765,000	4,905,546
14	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
INFORMATION TECHNOLOGY – continued
Software – continued
3.60% 4/1/40 to 4/1/50		$ 1,198,000	$ 930,251
3.85% 4/1/60		6,000	4,305
SS&C Technologies, Inc. 5.50% 9/30/27 (b)		590,000	589,616
The Nielsen Co. Luxembourg SARL 5.00% 2/1/25 (b)		766,000	758,221
			14,179,829
Technology Hardware, Storage & Peripherals – 0.1%
Dell International LLC / EMC Corp.:
5.45% 6/15/23		80,000	81,580
5.85% 7/15/25		204,000	214,398
6.02% 6/15/26		1,278,000	1,349,487
6.10% 7/15/27		374,000	399,113
6.20% 7/15/30		324,000	347,436
			2,392,014
TOTAL INFORMATION TECHNOLOGY	37,450,164
MATERIALS – 1.1%
Chemicals – 0.5%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27 (b)		365,000	347,662
CF Industries, Inc. 4.95% 6/1/43		5,000	4,825
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (b)		988,000	1,029,514
Consolidated Energy Finance SA 6.50% 5/15/26 (b)		620,000	620,283
Equate Petrochemical BV 4.25% 11/3/26 (b)		70,000	69,488
Hexion, Inc. 3/15/29 (c)(d)		370,000	347,493
JSW Steel Ltd. 3.95% 4/5/27 (b)		300,000	265,500
LSB Industries, Inc. 6.25% 10/15/28 (b)		1,000,000	988,360
MEGlobal Canada ULC 5.00% 5/18/25 (b)		200,000	203,100
Methanex Corp.:
5.125% 10/15/27		545,000	525,947
5.65% 12/1/44		181,000	143,805
NOVA Chemicals Corp. 5.25% 6/1/27 (b)		870,000	846,223
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.00% 1/27/30 (b)		600,000	546,210

	Principal Amount(a)	Value

OCP S.A. 3.75% 6/23/31 (b)	$ 600,000	$ 496,800
OCP SA 5.625% 4/25/24 (b)	150,000	153,450
Olin Corp.:
5.00% 2/1/30	370,000	360,565
5.625% 8/1/29	505,000	510,149
Olympus Water US Holding Corp. 4.25% 10/1/28 (b)	650,000	592,072
Orbia Advance Corp SAB de CV 1.875% 5/11/26 (b)	200,000	179,475
SABIC Capital I BV 2.15% 9/14/30	200,000	171,200
Sasol Financing USA LLC:
4.375% 9/18/26	300,000	275,078
5.875% 3/27/24	200,000	200,000
The Chemours Co. LLC:
5.375% 5/15/27	819,000	812,857
5.75% 11/15/28 (b)	1,090,000	1,076,102
Usiminas International Sarl 5.875% 7/18/26 (b)	200,000	197,725
Valvoline, Inc.:
3.625% 6/15/31 (b)	700,000	621,861
4.25% 2/15/30 (b)	85,000	77,456
WR Grace Holdings LLC:
4.875% 6/15/27 (b)	195,000	182,280
5.625% 10/1/24 (b)	100,000	99,500
		11,944,980
Construction Materials – 0.0%
ACProducts Holdings, Inc. 5/17/28 (c)(d)	174,560	140,151
Containers & Packaging – 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
4.125% 8/15/26 (b)	20,000	18,659
5.25% 8/15/27 (b)	400,000	335,000
Berry Global, Inc. 4.875% 7/15/26 (b)	170,000	167,177
Clydesdale Acquisition Holdings, Inc.:
0.000% 4/13/29 (c)(d)	875,000	831,250
6.625% 4/15/29 (b)	110,000	108,625
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	525,000	517,125
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	36,225
DAE Funding LLC 1.55% 8/1/24 (b)	300,000	279,375

Quarterly Report	15

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
MATERIALS – continued
Containers & Packaging – continued
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC 6.00% 9/15/28 (b)	$ 65,000	$ 60,125
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)	100,000	97,520
Trivium Packaging Finance BV:
5.50% 8/15/26 (b)	350,000	347,818
8.50% 8/15/27 (b)	1,415,000	1,391,312
		4,190,211
Metals & Mining – 0.4%
Advanced Drainage Systems, Inc. 5.00% 9/30/27 (b)	1,160,000	1,113,600
Allegheny Technologies, Inc. 5.875% 12/1/27	625,000	603,750
Antofagasta PLC 2.375% 10/14/30 (b)	300,000	245,625
Cemex S.A.B. de C.V.:
3.875% 7/11/31 (b)	300,000	251,280
5.125% (b)(d)(e)	350,000	320,883
Cia de Minas Buenaventura SAA 5.50% 7/23/26 (b)	50,000	46,088
Corp. Nacional del Cobre de Chile 3.70% 1/30/50 (b)	200,000	161,413
Endeavour Mining PLC 5.00% 10/14/26 (b)	300,000	262,931
ERO Copper Corp. 6.50% 2/15/30 (b)	1,000,000	868,437
First Quantum Minerals Ltd.:
6.50% 3/1/24 (b)	200,000	200,188
6.875% 3/1/26 (b)	975,000	973,776
7.25% 4/1/23 (b)	190,000	190,059
FMG Resources August 2006 Pty Ltd. 4.50% 9/15/27 (b)	5,000	4,813
Freeport Indonesia PT:
4.763% 4/14/27 (b)	200,000	200,233
6.20% 4/14/52 (b)	200,000	190,378
Fresnillo PLC 4.25% 10/2/50 (b)	200,000	158,163
GCM Mining Corp. 6.875% 8/9/26 (b)	200,000	171,750
Indonesia Asahan Aluminium Persero PT 5.45% 5/15/30 (b)	200,000	202,300
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	875,000	804,499
Mineral Resources Ltd. 8.00% 11/1/27	300,000	309,122

		Principal Amount(a)	Value

Nexa Resources S.A. 6.50% 1/18/28 (b)		$ 200,000	$200,913
Stillwater Mining Co. 4.00% 11/16/26 (b)		250,000	225,000
			7,705,201
TOTAL MATERIALS	23,980,543
REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 2.2%
Alexandria Real Estate Equities, Inc. 4.90% 12/15/30		666,000	688,544
American Homes 4 Rent LP:
2.375% 7/15/31		166,000	137,264
3.625% 4/15/32		881,000	803,725
Boston Properties LP:
3.25% 1/30/31		3,838,000	3,437,171
4.50% 12/1/28		295,000	296,696
Brixmor Operating Partnership LP:
3.85% 2/1/25		3,770,000	3,763,255
4.05% 7/1/30		890,000	836,362
4.125% 6/15/26 to 5/15/29		3,029,000	2,940,685
HCP, Inc.:
3.25% 7/15/26		59,000	57,629
3.50% 7/15/29		68,000	64,995
Healthcare Trust of America Holdings LP:
3.10% 2/15/30		149,000	133,305
3.50% 8/1/26		155,000	151,945
Hudson Pacific Properties LP 4.65% 4/1/29		1,622,000	1,615,423
Invitation Homes Operating Partnership LP 4.15% 4/15/32		1,320,000	1,259,628
Kite Realty Group Trust 4.75% 9/15/30		68,000	66,428
Lexington Realty Trust:
2.70% 9/15/30		350,000	296,052
4.40% 6/15/24		458,000	462,475
MPT Operating Partnership LP / MPT Finance Corp.:
3.50% 3/15/31		300,000	262,301
5.25% 8/1/26		380,000	380,308
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		4,669,000	3,705,738
3.375% 2/1/31		646,000	539,587
3.625% 10/1/29		1,605,000	1,411,696
4.375% 8/1/23		138,000	138,498
4.50% 1/15/25 to 4/1/27		2,448,000	2,400,074
4.75% 1/15/28		283,000	273,881
4.95% 4/1/24		600,000	607,760
Piedmont Operating Partnership LP 2.75% 4/1/32		343,000	276,447
16	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Realty Income, Corp. 3.25% 1/15/31	$ 172,000	$ 161,131
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,905
SBA Tower Trust:
1.884% 7/15/50 (b)	403,000	376,045
2.328% 7/15/52 (b)	308,000	277,504
2.836% 1/15/50 (b)	699,000	681,965
Service Properties Trust:
4.375% 2/15/30	385,000	282,975
4.95% 2/15/27 to 10/1/29	70,000	57,294
5.50% 12/15/27	185,000	164,418
Simon Property Group LP 2.45% 9/13/29	262,000	230,713
SITE Centers Corp.:
3.625% 2/1/25	39,000	38,420
4.25% 2/1/26	287,000	284,465
STORE Capital Corp.:
2.75% 11/18/30	5,212,000	4,431,989
4.625% 3/15/29	149,000	148,150
Sun Communities Operating LP:
2.30% 11/1/28	392,000	343,496
2.70% 7/15/31	956,000	808,146
The GEO Group, Inc.:
5.875% 10/15/24	75,000	68,282
6.00% 4/15/26	320,000	264,773
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC:
6.00% 1/15/30 (b)	700,000	558,975
7.875% 2/15/25 (b)	1,384,000	1,421,769
Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC 6.50% 2/15/29 (b)	1,400,000	1,169,000
VICI Properties LP:
4.375% 5/15/25	219,000	217,743
4.75% 2/15/28	1,710,000	1,691,617
4.95% 2/15/30	2,023,000	1,988,528
5.125% 5/15/32	224,000	222,114
VICI Properties LP / VICI Note Co., Inc.:
3.50% 2/15/25 (b)	155,000	148,189
4.125% 8/15/30 (b)	400,000	366,892
4.25% 12/1/26 (b)	505,000	479,558
4.50% 9/1/26 (b)	826,000	788,326
4.625% 6/15/25 to 12/1/29 (b)	400,000	379,440
5.625% 5/1/24 (b)	400,000	404,400
5.75% 2/1/27 (b)	60,000	59,806

		Principal Amount(a)	Value

Vornado Realty LP 2.15% 6/1/26		$ 407,000	$ 371,263
WP Carey, Inc.:
2.40% 2/1/31		3,912,000	3,286,083
3.85% 7/15/29		129,000	123,479
4.00% 2/1/25		182,000	182,985
4.60% 4/1/24		653,000	664,732
			50,163,442
Real Estate Management & Development – 0.8%
Brandywine Operating Partnership LP:
3.95% 11/15/27		247,000	238,855
4.10% 10/1/24		1,434,000	1,445,933
4.55% 10/1/29		151,000	148,774
CBRE Services, Inc. 2.50% 4/1/31		1,155,000	971,870
Corporate Office Properties LP:
2.25% 3/15/26		300,000	276,569
2.75% 4/15/31		252,000	211,830
MAF Global Securities Ltd. 5.50% (d)(e)		200,000	195,413
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25% 4/15/30 (b)		600,000	521,799
Realty Income Corp.:
2.20% 6/15/28		160,000	143,870
2.85% 12/15/32		197,000	175,834
3.40% 1/15/28		271,000	262,013
Tanger Properties LP:
2.75% 9/1/31		1,012,000	822,834
3.125% 9/1/26		1,289,000	1,221,297
Ventas Realty LP:
3.00% 1/15/30		1,026,000	925,652
3.50% 2/1/25		573,000	568,278
3.75% 5/1/24		201,000	201,632
4.00% 3/1/28		4,720,000	4,642,117
4.125% 1/15/26		34,000	34,168
4.75% 11/15/30		4,583,000	4,650,698
			17,659,436
TOTAL REAL ESTATE	67,822,878
UTILITIES – 1.8%
Electric Utilities – 0.9%
Abu Dhabi National Energy Co PJSC 4.00% 10/3/49 (b)		175,000	162,509
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		65,000	62,075
Cleco Corporate Holdings LLC:
3.375% 9/15/29		2,762,000	2,510,736
3.743% 5/1/26		4,110,000	4,016,826

Quarterly Report	17

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
UTILITIES – continued
Electric Utilities – continued
Duke Energy Corp. 2.45% 6/1/30	$ 464,000	$ 402,549
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	241,000	203,529
2.775% 1/7/32 (b)	998,000	839,894
EnfraGen Energia Sur S.A. / EnfraGen Spain S.A. / Prime Energia SpA 5.375% 12/30/30 (b)	400,000	280,272
Entergy Corp. 2.80% 6/15/30	476,000	419,735
Exelon Corp.:
4.05% 4/15/30	274,000	268,448
4.70% 4/15/50	122,000	118,601
FEL Energy VI Sarl 5.75% 12/1/40 (b)	192,963	147,653
FirstEnergy Corp. 7.375% 11/15/31	5,127,000	6,054,833
InterGen N.V. 7.00% 6/30/23 (b)	235,000	226,775
IPALCO Enterprises, Inc. 3.70% 9/1/24	100,000	99,953
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	250,000	215,937
NextEra Energy Operating Partners LP 4.25% 9/15/24 (b)	26,000	25,610
NRG Energy, Inc.:
3.375% 2/15/29 (b)	90,000	80,094
3.625% 2/15/31 (b)	175,000	154,000
5.25% 6/15/29 (b)	155,000	151,162
5.75% 1/15/28	235,000	235,611
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (b)	101,410	101,410
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.50% 8/15/28 (b)	145,000	136,085
PG&E Corp. 5.25% 7/1/30	515,000	475,082
Puget Energy, Inc. 4.10% 6/15/30	560,000	534,053
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	158,204
Vistra Operations Co. LLC:
5.00% 7/31/27 (b)	605,000	591,875
5.50% 9/1/26 (b)	851,000	845,273
5.625% 2/15/27 (b)	275,000	275,137
		19,793,921

	Principal Amount(a)	Value

Independent Power and Renewable Electricity Producers – 0.3%
AIA Group Ltd.:
3.20% 9/16/40 (b)	$ 625,000	$ 510,010
3.375% 4/7/30 (b)	1,158,000	1,105,230
Emera U.S. Finance LP 3.55% 6/15/26	57,000	55,707
The AES Corp.:
2.45% 1/15/31	3,763,000	3,132,032
3.30% 7/15/25 (b)	1,621,000	1,577,525
3.95% 7/15/30 (b)	1,387,000	1,286,720
		7,667,224
Multi-Utilities – 0.6%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (b)	300,000	246,720
Alabama Power Co. 3.05% 3/15/32	1,713,000	1,599,322
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,281,000	2,332,338
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	124,000	118,479
Edison International 5.75% 6/15/27	1,616,000	1,677,075
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	375,000	345,581
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	50,000	49,062
6.75% 8/6/23 (b)	525,000	515,255
Exelon Corp.:
2.75% 3/15/27 (b)	379,000	359,846
3.35% 3/15/32 (b)	460,000	421,652
4.10% 3/15/52 (b)	341,000	303,949
Israel Electric Corp. Ltd. 3.75% 2/22/32 (b)	200,000	183,386
Lamar Funding Ltd. 3.958% 5/7/25 (b)	200,000	191,037
NiSource, Inc. 2.95% 9/1/29	1,066,000	963,987
Pacific Gas and Electric Co. 4.95% 7/1/50	975,000	813,474
PG&E Corp. 5.00% 7/1/28	2,700,000	2,551,392
Puget Energy, Inc. 4.224% 3/15/32	1,634,000	1,559,164
Sempra Energy 6.00% 10/15/39	106,000	117,782
Talen Energy Supply LLC 10.50% 1/15/26 (b)	144,000	79,560
18	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
UTILITIES – continued
Multi-Utilities – continued
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		$ 170,000	$ 162,520
			14,591,581
TOTAL UTILITIES	42,052,726
TOTAL NONCONVERTIBLE BONDS (Cost $909,342,602)	842,628,451
U.S. Treasury Obligations – 30.8%

U.S. Treasury Bonds:
1.125% 5/15/40		451,600	320,230
1.375% 11/15/31		78,049,000	68,463,607
1.75% 8/15/41		12,905,000	10,032,629
1.875% 2/28/27 to 11/15/51		56,946,000	48,859,953
2.00% 11/15/41 to 8/15/51		120,647,000	95,046,101
2.375% 2/15/42		9,300,000	8,057,664
2.875% 5/15/49		38,253,600	36,246,780
3.00% 2/15/47		19,862,700	18,861,030
U.S. Treasury Notes:
0.375% 8/15/24		50,000,000	47,640,625
0.625% 11/30/27		13,200,000	11,696,438
0.75% 3/31/26 to 4/30/26		117,406,000	108,539,147
1.125% 8/31/28 to 2/15/31		54,398,000	48,633,341
1.25% 5/31/28 to 9/30/28		128,839,000	116,845,828
1.50% 9/30/24 to 1/31/27		34,557,000	32,549,924
1.75% 6/30/24 to 1/31/29		15,021,900	13,999,086
2.125% 5/31/26		13,969,200	13,611,239
2.25% 2/15/52		29,700,000	24,841,266
TOTAL U.S. TREASURY OBLIGATIONS (Cost $797,560,538)	704,244,888
U.S. Government Agency - Mortgage Securities – 14.1%

Fannie Mae – 3.9%
2.00% 6/1/50 to 1/1/52		17,057,818	15,214,837
2.50% 6/1/29 to 12/1/51		20,367,149	18,987,499
2.50% 6/1/37 (h)(i)		1,900,000	1,839,586
3.00% 8/1/32 to 11/1/51		8,373,933	8,103,651
3.00% 6/1/37 to 7/1/52 (i)		7,200,000	6,930,614
3.50% 5/1/36 to 1/1/51		10,201,219	10,143,609
4.00% 1/1/42 to 11/1/49		4,296,432	4,366,704
4.00% 6/1/52 (h)(i)		5,950,000	5,952,326
4.50% 8/1/33 to 9/1/49		5,913,395	6,141,623
4.50% 6/1/52 (h)(i)		2,400,000	2,442,188
4.50% 7/1/52 (i)		1,700,000	1,724,372
5.00% 5/1/41 to 1/1/44		49,849	53,070
2.00% 3/1/51 to 11/1/51		6,634,081	5,906,639

		Principal Amount(a)	Value

2.50% 12/1/51		$ 582,081	$ 537,868
4.272% 4/25/32		843,571	838,776
TOTAL FANNIE MAE	89,183,362
Freddie Mac – 0.7%
2.50% 2/1/30 to 11/1/50		2,851,144	2,734,491
3.00% 10/1/31 to 6/1/50		7,691,697	7,418,924
3.50% 3/1/32 to 10/1/49		4,619,151	4,637,784
4.00% 5/1/37 to 7/1/48		1,295,840	1,324,294
4.50% 1/1/42 to 12/1/48		637,851	662,622
TOTAL FREDDIE MAC	16,778,115
Ginnie Mae – 3.1%
2.00% 6/1/52 (h)(i)		6,250,000	5,685,059
2.00% 7/21/52 (i)		18,300,000	16,621,546
2.50% 7/20/51		412,426	388,629
2.50% 6/1/52 (h)(i)		6,625,000	6,210,011
2.50% 7/1/52 (i)		10,675,000	9,990,892
3.00% 6/1/40 (i)		5,100,000	4,919,906
3.00% 12/20/42 to 10/20/51		5,231,901	5,070,699
3.50% 12/20/41 to 11/20/50		6,687,511	6,664,694
3.50% 6/1/52 (i)		6,625,000	6,562,891
4.00% 10/20/40 to 4/20/48		2,314,637	2,362,630
4.00% 6/1/52 (h)(i)		2,550,000	2,575,182
4.50% 4/20/35 to 12/20/48		411,895	427,129
4.50% 6/1/40 (i)		2,300,000	2,350,744
5.00% 4/20/48		340,444	360,656
TOTAL GINNIE MAE	70,190,668
Private Sponsor – 0.3%
2.095% 5/15/39		2,860,000	2,802,760
2.594% 5/15/39		1,986,000	1,943,867
2.893% 5/15/39		1,113,000	1,086,497
3.342% 5/15/39		989,000	963,074
TOTAL PRIVATE SPONSOR	6,796,198
U.S. Government Agency – 1.5%
2.00% 12/1/51 to 3/1/52		6,941,607	6,181,205
2.50% 9/1/51 to 2/1/52		5,771,203	5,335,750
3.00% 4/1/51 to 2/1/52		3,244,383	3,106,752
4.00% 3/1/50		2,059,876	2,080,749
2.00% 11/1/51 to 2/1/52		5,392,060	4,803,833
2.50% 12/1/51 to 1/1/52		3,082,915	2,849,585
3.00% 9/1/51 to 11/1/51		291,964	279,260
3.00% 11/1/51 (j)		8,140,718	7,787,811
3.50% 3/1/52		890,929	879,092
2.50% 12/20/51		73,029	68,604
TOTAL U.S. GOVERNMENT AGENCY	33,372,641
Uniform Mortgage Backed Securities – 4.6%
1.50% 12/1/40 to 4/1/41		296,358	259,361
2.00% 4/1/41 to 4/1/52		2,698,805	2,426,286

Quarterly Report	19

U.S. Government Agency - Mortgage Securities – continued
		Principal Amount(a)	Value
UNIFORM MORTGAGE BACKED SECURITIES – continued
2.50% 5/1/41		$ 193,332	$ 181,472
3.00% 3/1/52		845,530	807,752
3.50% 10/1/51 to 5/1/52		3,624,583	3,579,035
1.50% 11/1/40 to 11/1/41		1,844,030	1,608,496
1.50% 6/13/52 (h)(i)		7,900,000	6,702,039
1.50% 7/14/52 (i)		1,500,000	1,270,898
2.00% 6/1/37 (h)(i)		14,450,000	13,660,894
2.00% 11/1/40 to 10/1/41		172,742	156,944
2.50% 3/1/52		741,368	687,140
3.50% 1/1/50 to 4/1/52		9,449,885	9,334,615
4.00% 5/1/52		2,896,025	2,938,719
4.00% 7/1/52 (i)		2,650,000	2,644,100
1.50% 6/16/37 (i)		5,800,000	5,355,485
2.00% 6/1/52 (h)(i)		7,800,000	6,920,672
2.00% 7/1/52 (i)		22,525,000	19,955,742
2.50% 6/1/52 (h)(i)		7,675,000	7,062,793
2.50% 7/1/52 (i)		17,600,000	16,168,611
3.50% 6/1/52 (h)(i)		2,425,000	2,377,447
3.50% 7/1/52 (i)		1,200,000	1,173,938
TOTAL UNIFORM MORTGAGE BACKED SECURITIES	105,272,439
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $331,680,950)	321,593,423
Bank Loan Obligations – 5.8%

COMMUNICATION SERVICES – 1.2%
Communication Services – 0.0%
BrightView Landscapes, LLC 2022 Term Loan B CME TERM SOFR 1 MONTH INDEX + 3.250% 4.284% 4/20/29 (c)(d)(k)		225,000	216,562
Communications Equipment – 0.4%
CommScope, Inc. 2019 Term Loan B 1 month U.S. LIBOR + 3.250% 4.31% 4/6/26 (c)(d)(k)		1,496,164	1,415,745
Go Daddy Operating Co LLC 2021 Term Loan B4 1 month U.S. LIBOR + 2.000% 3.06% 8/10/27 (c)(d)(k)		997,462	973,353
Hunter US Bidco, Inc. USD Term Loan B 3 month U.S. LIBOR + 4.250% 5.256% 8/19/28 (c)(d)(l)		370,000	358,900
Intelsat Jackson Holdings SA U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.92% 2/1/29		2,992,371	2,812,829

	Principal Amount(a)	Value

MH Sub I LLC 2017 1st Lien Term Loan 1 month U.S. LIBOR + 3.500% 4.56% 9/13/24 (c)(d)(k)	$ 1,246,736	$ 1,199,460
MH Sub I LLC 2021 2nd Lien Term Loan 1 month U.S. LIBOR + 6.250% 7.31% 2/23/29 (c)(d)(l)	750,000	723,750
Proofpoint, Inc. 1st Lien Term Loan 3 month U.S. LIBOR + 3.250% 3.758% 8/31/28 (c)(d)(k)	1,496,250	1,432,899
		8,916,936
Diversified Telecommunication Services – 0.2%
Congruex Group LLC Term Loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.235% 4/28/29	200,000	193,500
Lumen Technologies, Inc. 2020 Term Loan B 3/15/27 (c)(d)(l)	1,246,811	1,168,886
Northwest Fiber LLC 2021 Term Loan 1 month U.S. LIBOR + 3.750% 4.625% 4/30/27 (c)(d)(k)	1,246,852	1,179,833
Zayo Group Holdings, Inc. USD Term Loan 1 month U.S. LIBOR + 3.000% 4.06% 3/9/27 (c)(d)(k)	1,500,000	1,399,125
		3,941,344
Internet Software & Services – 0.1%
Uber Technologies, Inc. 2021 1st Lien Term Loan B 1 month U.S. LIBOR + 3.500% 5.075% 4/4/25 (c)(d)(k)	448,834	436,491
Uber Technologies, Inc. 2021 Term Loan B 1 month U.S. LIBOR + 3.500% 5.075% 2/25/27 (c)(d)(k)	997,362	967,082
		1,403,573
Media – 0.5%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 6.801% 12/27/29 (c)(d)(l)	1,000,000	950,000
Advantage Sales & Marketing, Inc. 5.56% 10/28/27	230,000	213,267
Charter Communications Operating LLC 2019 Term Loan B2 1 month U.S. LIBOR + 1.750% 2.81% 2/1/27 (c)(d)(l)	997,442	975,888
20	Quarterly Report

Schedule of Investments (Unaudited)–continued
Bank Loan Obligations – continued
		Principal Amount(a)	Value
COMMUNICATION SERVICES – continued
Media – continued
Coral‑U.S. Co.‑Borrower LLC 2020 Term Loan B2 1/31/28 (c)(d)(l)		$ 1,000,000	$ 964,250
CSC Holdings LLC 2019 Term Loan B5 1 month U.S. LIBOR + 2.500% 3.375% 4/15/27 (c)(d)(k)		1,496,173	1,406,403
DirecTV Financing LLC Term Loan 1 month U.S. LIBOR + 5.000% 6.06% 8/2/27 (c)(d)(k)		976,982	943,599
Frontier Communications Holdings LLC 2021 DIP Term Loan B 3 month U.S. LIBOR + 3.750% 4.813% 5/1/28 (c)(d)(k)		1,496,222	1,425,151
Gray Television, Inc. 2021 Term Loan D 12/1/28 (c)(d)(l)		224,438	217,752
Nexstar Media, Inc. 2019 Term Loan B4 9/18/26 (c)(d)(l)		1,000,000	981,000
Radiate Holdco LLC 2021 Term Loan B 1 month U.S. LIBOR + 3.250% 4.31% 9/25/26 (c)(d)(l)		1,496,250	1,448,430
Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan 11/1/24 (c)(d)(l)		997,396	916,497
Sinclair Television Group Inc. 2022 Term Loan B4 CME TERM SOFR 1 MONTH INDEX + 3.750% 4.884% 4/21/29		150,000	142,359
Springer Nature Deutschland GmbH 2021 USD Term Loan B18 3 month U.S. LIBOR + 3.000% 3.75% 8/14/26		225,000	219,235
Univision Communications, Inc. 2021 First Lien Term Loan B 1 month U.S. LIBOR + 3.250% 4.31% 3/15/26 (c)(d)(k)		1,496,231	1,449,474
			12,253,305
Wireless Telecommunication Services – 0.0%
Altice France SA USD Term Loan B11 3 month U.S. LIBOR + 2.750% 3.989% 7/31/25 (c)(d)(k)		1,246,719	1,170,358
TOTAL COMMUNICATION SERVICES	27,902,078

	Principal Amount(a)	Value
CONSUMER DISCRETIONARY – 1.2%
Automobiles – 0.0%
American Trailer World Corp. Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.634% 3/3/28 (c)(d)(k)	$ 194,510	$173,752
CWGS Group LLC 2021 Term Loan B 1 month U.S. LIBOR + 2.500% 3.354% 6/3/28 (c)(d)(k)	1,246,851	1,152,303
		1,326,055
Diversified Consumer Services – 0.1%
Adtalem Global Education, Inc. 2021 Term Loan B 1 month U.S. LIBOR + 4.000% 4.928% 8/12/28 (c)(d)(k)	516,984	502,447
KUEHG Corp. 2018 Incremental Term Loan 3 month U.S. LIBOR + 3.750% 4.756% 2/21/25 (c)(d)(k)	997,410	965,462
		1,467,909
Hotels, Restaurants & Leisure – 0.5%
AP Core Holdings II LLC High-Yield Term Loan B2 1 month U.S. LIBOR + 5.500% 6.56% 9/1/27 (c)(d)(l)	30,000	28,575
Caesars Resort Collection LLC 2020 Term Loan B1 1 month U.S. LIBOR + 3.500% 4.56% 7/21/25 (c)(d)(k)	2,493,671	2,454,720
Carnival Corp. 2021 Incremental Term Loan B 3 month U.S. LIBOR + 3.250% 4.00% 10/18/28 (c)(d)(k)	1,496,250	1,420,809
Delta 2 SARL 2018 USD Term Loan 1 month U.S. LIBOR + 2.500% 3.56% 2/1/24	1,000,000	987,500
Four Seasons Hotels Ltd. New 1st Lien Term Loan 1 month U.S. LIBOR + 2.000% 3.06% 11/30/23 (c)(d)(l)	977,589	973,923
Golden Entertainment, Inc. 2017 1st Lien Term Loan 1 month U.S. LIBOR + 3.000% 4.03% 10/21/24 (c)(d)(k)	668,194	652,953
Hilton Grand Vacations Borrower LLC 2021 Term Loan B 1 month U.S. LIBOR + 3.000% 4.06% 8/2/28 (c)(d)(k)	1,496,241	1,452,595
Stars Group Holdings BV 2018 USD Incremental Term Loan 3 month U.S. LIBOR + 2.250% 3.256% 7/21/26 (c)(d)(k)	997,494	972,736

Quarterly Report	21

Bank Loan Obligations – continued
	Principal Amount(a)	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
Station Casinos LLC 2020 Term Loan B 1 month U.S. LIBOR + 2.250% 3.31% 2/8/27 (c)(d)(l)	$ 997,425	$ 966,884
Twin River Worldwide Holdings, Inc. 2021 Term Loan B 1 month U.S. LIBOR + 3.250% 4.05% 10/2/28 (c)(d)(l)	997,500	954,657
Whatabrands LLC 2021 Term Loan B 1 month U.S. LIBOR + 3.250% 4.31% 8/3/28 (c)(d)(k)	1,496,250	1,413,956
		12,279,308
Household Durables – 0.0%
Weber-Stephen Products LLC 2022 Incremental Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.384% 10/30/27 (c)(d)(k)	185,000	171,125
Leisure Products – 0.1%
City Football Group Ltd. Term Loan 3 month U.S. LIBOR + 3.500% 4.598% 7/21/28 (c)(d)(l)	1,496,250	1,400,864
Equinox Holdings, Inc. 2017 1st Lien Term Loan 3 month U.S. LIBOR + 3.000% 4.006% 3/8/24 (c)(d)(k)	748,042	653,415
		2,054,279
Media – 0.1%
Red Ventures LLC 2020 Term Loan B2 1 month U.S. LIBOR + 2.500% 3.56% 11/8/24 (c)(d)(k)	997,416	950,039
Terrier Media Buyer, Inc. 2021 Term Loan 12/17/26 (c)(d)(l)	1,496,212	1,432,623
		2,382,662
Specialty Retail – 0.3%
Great Outdoors Group LLC 2021 Term Loan B1 3 month U.S. LIBOR + 3.750% 4.81% 3/6/28 (c)(d)(k)	3,546,090	3,358,147
Harbor Freight Tools USA, Inc. 2021 Term Loan B 1 month U.S. LIBOR + 2.750% 3.81% 10/19/27 (c)(d)(k)	997,468	919,796
Leaf Home Solutions LLC 2022 Term Loan B 2/16/29 (k)(l)	370,000	319,125
Les Schwab Tire Centers Term Loan B 3 month U.S. LIBOR + 3.250% 4.00% 11/2/27 (c)(d)(k)	299,243	287,835

		Principal Amount(a)	Value

Michaels Cos, Inc. 2021 Term Loan B 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (c)(d)(k)		$ 1,246,859	$ 1,069,768
Restoration Hardware, Inc. Term Loan B 1 month U.S. LIBOR + 2.500% 3.56% 10/20/28 (c)(d)(l)		374,060	342,265
SRS Distribution, Inc. 2021 Term Loan B 3 month U.S. LIBOR + 3.750% 4.25% 6/2/28 (c)(d)(k)		1,496,231	1,416,123
			7,713,059
Textiles, Apparel & Luxury Goods – 0.1%
Crocs, Inc. Term Loan B CME TERM SOFR 3 MONTH INDEX + 3.500% 4.449% 2/17/29 (c)(d)(l)		1,500,000	1,399,995
TOTAL CONSUMER DISCRETIONARY	28,794,392
CONSUMER STAPLES – 0.2%
Beverages – 0.1%
Triton Water Holdings, Inc. Term Loan 3 month U.S. LIBOR + 3.500% 4.506% 3/31/28 (c)(d)(k)		1,496,232	1,378,718
Food Products – 0.1%
Del Monte Foods, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.132% 5/16/29		375,000	356,876
JBS U.S.A. Lux SA 2019 Term Loan B 6 month U.S. LIBOR + 2.000% 2.804% 5/1/26 (c)(d)(l)		997,429	977,790
Naked Juice LLC 2nd Lien Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 6.651% 1/24/30 (c)(d)(k)		1,000,000	956,250
Naked Juice LLC Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 4.001% 1/24/29 (c)(d)(k)		1,000,000	947,500
			3,238,416
TOTAL CONSUMER STAPLES	4,617,134
CONSUMER, NON-CYCLICAL – 0.0%
Leisure Products – 0.0%
Callaway Golf Co.. Term Loan B 1 month U.S. LIBOR + 4.500% 5.56% 1/2/26		149,588	147,952
22	Quarterly Report

Schedule of Investments (Unaudited)–continued
Bank Loan Obligations – continued
		Principal Amount(a)	Value
ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
CQP Holdco LP 2021 Term Loan B 3 month U.S. LIBOR + 3.750% 4.756% 6/5/28 (c)(d)(k)		$ 1,496,231	$ 1,452,676
GIP II Blue Holding LP Term Loan B 3 month U.S. LIBOR + 4.500% 5.506% 9/29/28 (c)(d)(l)		1,496,241	1,457,593
GIP III Stetson I LP 2018 Term Loan B 7/18/25 (c)(d)(l)		224,510	212,584
Mesquite Energy, Inc. DIP New Money Term Loan 1 month U.S. LIBOR + 8.000%, 1 month U.S. LIBOR + 10.000% 6/30/20 (c)(d)(g)(k)		71,751	0
Mesquite Energy, Inc. Roll Up Term Loan 1 month U.S. LIBOR + 5.250% 5/11/22 (c)(d)(g)(k)		31,000	0
TOTAL ENERGY	3,122,853
FINANCIALS – 0.6%
Capital Markets – 0.0%
Citadel Securities LP 2021 Term Loan B 1 month U.S. LIBOR + 2.500% 3.56% 2/2/28 (c)(d)(k)		997,481	963,816
Communication Services – 0.1%
Trans Union LLC 2019 Term Loan B5 11/16/26 (c)(d)(l)		997,096	964,869
Diversified Financial Services – 0.1%
EG America LLC 2018 USD Term Loan 3 month U.S. LIBOR + 4.000% 4.996% 2/7/25 (c)(d)(k)		1,496,106	1,434,123
Novae LLC 1st Lien Term Loan 3 month U.S. LIBOR + 5.000% 5.801% 12/22/28 (c)(d)(k)		175,000	169,312
Novae LLC Delayed Draw Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.919% 12/22/28 (c)(k)(m)		50,000	48,375
Runner Buyer, Inc. 2021 Term Loan B 3 month U.S. LIBOR + 5.500% 7.075% 10/20/28 (c)(d)(l)		155,000	136,788
Solis IV BV USD Term Loan B1 U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.842% 2/26/29 (c)(d)(k)		910,000	820,520
U.S. Holdco Vad, Inc. 2022 Term Loan 5/27/29 (k)(l)		195,000	182,812

		Principal Amount(a)	Value

WH Borrower LLC Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.752% 2/15/27 (c)(d)(k)		$ 270,000	$ 258,301
			3,050,231
Insurance – 0.4%
Acrisure LLC 2020 Term Loan B 1 month U.S. LIBOR + 3.500% 4.56% 2/15/27 (c)(d)(k)		1,496,183	1,425,114
Alliant Holdings Intermediate LLC 2021 Term Loan B4 1 month U.S. LIBOR + 3.500% 4.375% 11/6/27 (c)(d)(l)		997,494	959,908
Asurion LLC 2021 Second Lien Term Loan B4 1 month U.S. LIBOR + 5.250% 6.31% 1/20/29 (c)(d)(l)		1,500,000	1,342,500
Asurion LLC 2021 Term Loan B9 1 month U.S. LIBOR + 3.250% 4.31% 7/31/27 (c)(d)(l)		1,745,592	1,648,712
HUB International, Ltd. 2021 Term Loan B 3 month U.S. LIBOR + 3.250% 4.348% 4/25/25 (c)(d)(k)		1,496,212	1,446,134
USI, Inc. 2019 Incremental Term Loan B 3 month U.S. LIBOR + 3.250% 4.256% 12/2/26 (c)(d)(l)		1,496,180	1,447,554
			8,269,922
TOTAL FINANCIALS	13,248,838
HEALTH CARE – 0.5%
Health Care Equipment & Supplies – 0.0%
Surgery Center Holdings, Inc. 2021 Term Loan 1 month U.S. LIBOR + 3.750% 4.60% 8/31/26 (c)(d)(l)		114,710	109,660
Health Care Providers & Services – 0.2%
Accelerated Health Systems, LLC 2022 Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.16% 2/22/29 (c)(d)(k)		195,000	186,551
Gainwell Acquisition Corp. Term Loan B 3 month U.S. LIBOR + 4.000% 5.006% 10/1/27 (c)(d)(l)		668,308	651,600
Icon Luxembourg Sarl LUX Term Loan 3 month U.S. LIBOR + 2.250% 3.313% 7/3/28 (c)(d)(k)		940,654	924,192

Quarterly Report	23

Bank Loan Obligations – continued
		Principal Amount(a)	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Icon Luxembourg Sarl US Term Loan 3 month U.S. LIBOR + 2.250% 3.313% 7/3/28 (c)(d)(k)		$ 234,364	$ 230,263
Mozart Borrower LP USD Term Loan B 10/23/28 (c)(d)(l)		450,000	433,687
U.S. Renal Care, Inc. 2021 Term Loan B 6/26/26 (d)(k)(l)		997,494	800,489
			3,226,782
Health Care Technology – 0.1%
athenahealth, Inc. 2022 Delayed Draw Term loan 2/15/29 (c)(k)(m)		362,319	345,109
athenahealth, Inc. 2022 Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.363% 2/15/29 (c)(d)(k)		2,137,681	2,036,141
			2,381,250
Pharmaceuticals – 0.2%
Da Vinci Purchaser Corp. 2019 Term Loan 1 month U.S. LIBOR + 4.000% 5.006% 1/8/27 (c)(d)(l)		997,462	959,229
Elanco Animal Health, Inc. Term Loan B 1 month U.S. LIBOR + 1.750% 2.55% 8/1/27 (c)(d)(k)		997,360	966,821
Embecta Corp. Term Loan B 3.651% 3/30/29		185,870	180,933
Jazz Financing Lux Sarl 5/5/28		400,000	390,500
Organon & Co. USD Term Loan 3 month U.S. LIBOR + 3.000% 3.563% 6/2/28 (c)(d)(k)		1,000,000	973,960
Phoenix Newco, Inc. 2021 1st Lien Term Loan 11/15/28 (c)(d)(l)		1,500,000	1,448,445
			4,919,888
TOTAL HEALTH CARE	10,637,580
INDUSTRIALS – 0.5%
Aerospace & Defense – 0.1%
Amentum Government Services Holdings LLC 2022 Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.777% 2/15/29 (c)(d)(k)		675,000	651,375

	Principal Amount(a)	Value

TransDigm, Inc. 2020 Term Loan F 1 month U.S. LIBOR + 2.250% 3.31% 12/9/25 (c)(d)(k)	$ 997,449	$ 969,830
		1,621,205
Building Products – 0.1%
Griffon Corp. Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.750% 3.772% 1/24/29 (c)(d)(l)	1,000,000	963,750
Smyrna Ready Mix Concrete, LLC Term Loan B CME TERM SOFR 1 MONTH INDEX + 4.250% 5.384% 4/2/29	80,000	76,800
		1,040,550
Commercial Services & Supplies – 0.1%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 month U.S. LIBOR + 3.750% 4.81% 5/12/28 (c)(d)(k)	997,494	941,385
APi Group DE, Inc. 2021 Incremental Term Loan B 1 month U.S. LIBOR + 2.750% 3.81% 1/3/29 (c)(d)(l)	986,339	964,147
Cast & Crew LLC 2019 1st Lien Term Loan 1 month U.S. LIBOR + 3.500% 5.178% 2/9/26 (c)(d)(l)	997,429	968,504
Galaxy US Opco, Inc. CME TERM SOFR 1 MONTH INDEX + 4.750% 5.784% 4/29/29	160,000	151,200
Gems Menasa Cayman Ltd. 7/31/26	195,000	186,874
		3,212,110
Communication Services – 0.0%
PECF USS Intermediate Holding III Corp. Term Loan B 1 month U.S. LIBOR + 4.250% 5.31% 12/15/28 (c)(d)(l)	299,250	281,436
Construction & Engineering – 0.1%
Brand Industrial Services, Inc. 2017 Term Loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (c)(d)(k)	1,745,419	1,550,508
Electrical Equipment – 0.1%
Vertiv Group Corp. 2021 Term Loan B 1 month U.S. LIBOR + 2.750% 3.55% 3/2/27 (c)(d)(k)	997,475	944,898
24	Quarterly Report

Schedule of Investments (Unaudited)–continued
Bank Loan Obligations – continued
		Principal Amount(a)	Value
INDUSTRIALS – continued
Household Durables – 0.0%
Kronos Acquisition Holdings, Inc. 2021 Term Loan B 1 month U.S. LIBOR + 3.750% 4.81% 12/22/26 (c)(d)(l)		$ 997,475	$ 918,245
Machinery – 0.0%
Brookfield WEC Holdings, Inc. 2022 Term Loan 8/1/25		195,000	188,419
Marine – 0.0%
STG Logistics, Inc. 3/24/28		135,000	131,962
Metals & Mining – 0.0%
AZZ, Inc. CME TERM SOFR 3 MONTH INDEX + 4.250% 4.421% 5/6/29		250,000	241,562
Professional Services – 0.0%
EmployBridge LLC 2021 Term Loan B 3 month U.S. LIBOR + 4.750% 5.756% 7/14/28 (c)(d)(l)		997,493	943,130
TOTAL INDUSTRIALS	11,074,025
INFORMATION TECHNOLOGY – 1.0%
Communications Equipment – 0.1%
Anastasia Parent LLC 2018 Term Loan B 3 month U.S. LIBOR + 3.750% 4.756% 8/11/25 (c)(d)(k)		1,246,770	1,033,734
IT Services – 0.4%
AppLovin Corp. 2018 Term Loan B 1 month U.S. LIBOR + 3.250% 4.31% 8/15/25 (c)(d)(k)		1,496,134	1,464,341
Ascend Learning LLC 2021 Term Loan 1 month U.S. LIBOR + 3.500% 4.56% 12/11/28 (c)(d)(l)		997,500	946,558
Camelot Finance SA Term Loan B 10/30/26 (c)(d)(l)		1,496,174	1,437,449
Emerald TopCo, Inc. Term Loan 3 month U.S. LIBOR + 3.500% 4.739% 7/24/26 (c)(d)(k)		997,442	945,286
Ion Trading Finance Ltd. 2021 USD Term Loan 1 month U.S. LIBOR + 4.750% 5.81% 4/1/28 (c)(d)(k)		997,487	953,668
Nexus Buyer LLC 2021 Second Lien Term Loan 1 month U.S. LIBOR + 6.250% 7.095% 10/29/29 (c)(d)(k)		55,000	53,258

	Principal Amount(a)	Value

Nexus Buyer LLC Term Loan B 1 month U.S. LIBOR + 3.750% 4.81% 11/9/26 (c)(d)(l)	$ 224,426	$ 216,432
Peraton Corp. Term Loan B 1 month U.S. LIBOR + 3.750% 4.81% 2/1/28 (c)(d)(l)	1,469,188	1,421,806
Rackspace Technology Global, Inc. 2021 Term Loan B 3 month U.S. LIBOR + 2.750% 3.50% 2/15/28 (c)(d)(l)	997,481	948,854
Tempo Acquisition LLC 2022 Term Loan B 8/31/28 (c)(d)(l)	374,063	364,479
		8,752,131
Semiconductors & Semiconductor Equipment – 0.0%
Entegris, Inc. 3/2/29	365,000	359,868
MKS Instruments, Inc. 4/8/29	390,000	383,663
		743,531
Software – 0.4%
A&V Holdings Midco, LLC 6.875% 3/10/27	150,000	147,000
Byju's Alpha, Inc. Term Loan B 7.006% 11/24/26	299,250	270,821
Ceridian HCM Holding, Inc. 2018 Term Loan B 1 month U.S. LIBOR + 2.500% 3.56% 4/30/25 (c)(d)(l)	997,416	967,494
DCert Buyer, Inc. 2019 Term Loan B 1 month U.S. LIBOR + 4.000% 5.06% 10/16/26 (c)(d)(l)	1,246,819	1,214,614
Dcert Buyer, Inc. 2021 2nd Lien Term Loan 2/19/29 (c)(d)(l)	500,000	489,585
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4 1 month U.S. LIBOR + 4.000% 5.06% 12/1/27 (c)(d)(l)	299,242	290,211
Polaris Newco LLC USD Term Loan B 1 month U.S. LIBOR + 4.000% 5.06% 6/2/28 (c)(d)(l)	997,494	949,993
RealPage, Inc. 1st Lien Term Loan 1 month U.S. LIBOR + 3.250% 4.31% 4/24/28 (c)(d)(k)	997,494	954,991
SS&C Technologies, Inc. 2018 Term Loan B5 4/16/25 (c)(d)(l)	997,268	968,128
UKG, Inc. 2021 Term Loan 1 month U.S. LIBOR + 3.250% 5/4/26 (c)(d)(k)	1,496,250	1,439,602

Quarterly Report	25

Bank Loan Obligations – continued
		Principal Amount(a)	Value
INFORMATION TECHNOLOGY – continued
Software – continued
Ultimate Software Group, Inc. 2021 2nd Lien Term Loan 3 month U.S. LIBOR + 5.250% 6.212% 5/3/27 (c)(d)(k)		$ 1,000,000	$956,880
Zelis Payments Buyer, Inc. 9/30/26		316,383	308,176
			8,957,495
Technology Hardware, Storage & Peripherals – 0.1%
II-VI, Inc. 2021 Term Loan B 1/14/28 (k)(l)		1,000,000	974,170
Seattle Spinco, Inc. 2022 USD Term Loan B5 U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.008% 2/26/27 (c)(d)(l)		1,745,625	1,645,251
			2,619,421
TOTAL INFORMATION TECHNOLOGY	22,106,312
MATERIALS – 0.4%
Air Freight & Logistics – 0.0%
Madison IAQ LLC Term Loan 6 month U.S. LIBOR + 3.250% 4.524% 6/21/28 (c)(d)(k)		997,487	944,700
Chemicals – 0.1%
ARC Falcon I, Inc. 2021 Delayed Draw Term Loan 10/2/28 (c)(k)(m)		19,108	17,938
ARC Falcon I, Inc. 2021 Term Loan 1 month U.S. LIBOR + 3.750% 4.81% 9/30/28 (c)(d)(l)		130,565	122,567
Aruba Investments, Inc. 2020 2nd Lien Term Loan 1 month U.S. LIBOR + 7.750% 8.724% 11/24/28		110,000	106,700
Hexion Holdings Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.438% 8.319% 3/15/30		95,000	83,600
INEOS US Petrochem LLC 2021 USD Term Loan B 1 month U.S. LIBOR + 2.750% 3.81% 1/29/26 (c)(d)(k)		997,488	966,316
Olympus Water US Holding Corp. 2021 USD Term Loan B 3 month U.S. LIBOR + 3.750% 4.813% 11/9/28 (c)(d)(l)		299,250	284,476
Starfruit Finco B.V. 2018 USD Term Loan B 3 month U.S. LIBOR + 3.000% 4.006% 10/1/25 (c)(d)(k)		996,654	962,599

		Principal Amount(a)	Value

The Chemours Co. 2021 Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 6.50% 12/1/26		$ 107,500	$ 98,900
			2,643,096
Commercial Services & Supplies – 0.1%
CoreLogic, Inc. Term Loan 1 month U.S. LIBOR + 3.500% 4.563% 6/2/28 (c)(d)(k)		997,494	912,707
Spin Holdco, Inc. 2021 Term Loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (c)(d)(l)		1,496,221	1,423,550
			2,336,257
Construction Materials – 0.1%
Foley Products Co. LLC 2021 Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 5.551% 12/29/28 (c)(d)(k)		140,000	134,400
Oscar Acquisition Co., LLC Term Loan B CME TERM SOFR 3 MONTH INDEX + 4.500% 6.108% 4/29/29		210,000	191,757
VM Consolidated, Inc. 2021 Term Loan B 3/24/28 (c)(d)(l)		997,481	970,051
			1,296,208
Containers & Packaging – 0.1%
Berlin Packaging LLC 2021 Term Loan B 1 month U.S. LIBOR + 3.250% 4.05% 3/11/28 (c)(d)(l)		997,488	941,379
Reynolds Group Holdings Inc. 2021 Term Loan B 1 month U.S. LIBOR + 3.500% 4.56% 9/24/28 (c)(d)(l)		1,246,867	1,186,868
			2,128,247
Machinery – 0.0%
Brookfield WEC Holdings, Inc. 2021 Term Loan 1 month U.S. LIBOR + 2.750% 3.81% 8/1/25 (c)(d)(k)		997,475	952,139
TOTAL MATERIALS	10,300,647
REAL ESTATE – 0.1%
Equity Real Estate Investment Trusts (REITs) – 0.0%
Restoration Hardware, Inc. CME TERM SOFR 1 MONTH INDEX + 3.250% 4.134% 10/20/28		470,000	436,710
26	Quarterly Report

Schedule of Investments (Unaudited)–continued
Bank Loan Obligations – continued
		Principal Amount(a)	Value
REAL ESTATE – continued
Internet & Direct Marketing Retail – 0.0%
Academy, Ltd. 1 month U.S. LIBOR + 3.750% 4.55% 11/5/27		$ 149,622	$144,635
Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B 3 month U.S. LIBOR + 4.750% 5.50% 3/10/26		225,000	219,094
			363,729
Real Estate Management & Development – 0.1%
Cushman & Wakefield US Borrower LLC 2020 Term Loan B 1 month U.S. LIBOR + 2.750% 3.81% 8/21/25 (c)(d)(k)		997,456	966,913
TOTAL REAL ESTATE	1,767,352
TOTAL BANK LOAN OBLIGATIONS (Cost $140,194,939)	133,719,163
Asset-Backed Securities – 5.8%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (b)		710,482	589,852
AASET Trust Series 2018-1A, Class A 3.844% 1/16/38 (b)		275,800	190,337
AASET Trust Series 2019-1, Class A 3.844% 5/15/39 (b)		296,824	182,348
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (b)		611,427	470,555
AASET Trust Series 2019-2, Class B 4.458% 10/16/39 (b)		220,258	142,045
AASET Trust Series 2020-1A, Class A 3.351% 1/16/40 (b)		323,483	273,164
AASET Trust Series 2020-1A, Class B 4.335% 1/16/40 (b)		160,110	72,839
AASET Trust Series 2021-1A, Class A 2.95% 11/16/41 (b)		1,504,298	1,272,457
AASET Trust Series 2021-2A, Class A 2.798% 1/15/47 (b)		2,721,428	2,357,025
Aimco CLO 11 Ltd.Series 2021-11A Class AR 3 month U.S. LIBOR + 1.130% 2.174% 10/17/34 (b)(c)(d)		984,000	952,009
Aimco CLO 14 Ltd. Series 2021-14A, Class A 3 month U.S. LIBOR + 0.990% 2.053% 4/20/34 (b)(c)(d)		2,114,000	2,036,086
AIMCO CLO Series 2018-B 3 month U.S. LIBOR + 1.100% 2.144% 1/15/32 (b)(c)(d)		409,000	400,049

	Principal Amount(a)	Value
Allegro CLO XIII Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.140% 2.203% 7/20/34 (b)(c)(d)	$ 1,078,000	$ 1,042,548
Allegro CLO XIV Ltd.Series 2021-2A, Class A1 3 month U.S. LIBOR + 1.160% 2.204% 10/15/34 (b)(c)(d)	5,069,000	4,905,403
Allegro CLO XV Ltd. 1.00% 7/20/35 (i)	1,450,000	1,431,385
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2 3 month U.S. LIBOR + 1.010% 2.296% 4/30/31 (b)(c)(d)	2,400,000	2,349,014
Ares CLO Ltd. Series 2020‑58A, Class A 3 month CME Term SOFR + 1.33% 2.176% 1/15/35 (b)(c)(d)	2,223,000	2,155,508
Ares LIV CLO Ltd. Series 2019-54A, Class A 3 month U.S. LIBOR + 1.320% 2.364% 10/15/32 (b)(c)(d)	674,000	663,239
Ares LIX CLO Ltd. Series 2021-59A, Class A 3 month U.S. LIBOR + 1.030% 2.214% 4/25/34 (b)(c)(d)	1,292,000	1,250,190
Ares LV CLO Ltd.Series 2020-55A, Class A1 3 month U.S. LIBOR + 1.130% 2.174% 7/15/34 (b)(c)(d)	1,381,000	1,346,936
Ares XLI Clo Ltd. Series 2016-41A, Class AR2 3 month U.S. LIBOR + 1.070% 2.114% 4/15/34 (b)(c)(d)	2,478,000	2,396,097
Ares XXXIV CLO Ltd. Series 2015-2A, Class AR2 3 month U.S. LIBOR + 1.250% 2.294% 4/17/33 (b)(c)(d)	369,000	362,458
Barings CLO Ltd. Series 2020-4A, Class A 3 month U.S. LIBOR + 1.220% 2.283% 1/20/32 (b)(c)(d)	1,550,000	1,526,206
Barings CLO Ltd. Series 2020-I 3 month U.S. LIBOR + 1.150% 2.194% 10/15/36 (b)(c)(d)	987,000	959,000
Barings CLO Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.020% 2.204% 4/25/34 (b)(c)(d)	1,547,000	1,500,390
Beechwood Park CLO Ltd. Series 2019-1A, Class A1R 3 month CME Term SOFR + 1.30% 2.146% 1/17/35 (b)(c)(d)	2,055,000	2,000,801

Quarterly Report	27

Asset-Backed Securities – continued
	Principal Amount(a)	Value
Bethpage Park CLO Ltd. 3 month U.S. LIBOR + 1.130% 2.174% 1/15/35 (b)(c)(d)	$ 1,493,000	$ 1,447,290
BINOM Securitization Trust 2022-RPL1 3.00% 2/25/61 (b)(d)	1,383,487	1,341,365
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (b)	251,147	224,786
Blackbird Capital Aircraft Ltd. Series 2016-1A, Class A 2.443% 7/15/46 (b)	2,282,234	1,978,306
Bristol Park CLO Ltd. Series 2016-1A, Class AR 3 month U.S. LIBOR + 0.990% 2.034% 4/15/29 (b)(c)(d)	1,082,993	1,068,382
Castlelake Aircraft Securitization Trust Series 2018-1, Class A 4.125% 6/15/43 (b)	187,941	169,233
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967% 4/15/39 (b)	1,047,201	906,190
Castlelake Aircraft Securitization Trust Series 2019-1A, Class B 5.095% 4/15/39 (b)	186,315	150,454
Castlelake Aircraft Structured Trust Series 2021-1A, Class A 3.474% 1/15/46 (b)	391,758	351,949
Cedar Funding CLO Ltd. Series 16-6A, Class ARR 3 month U.S. LIBOR + 1.050% 2.113% 4/20/34 (b)(c)(d)	12,418,000	12,001,326
Cedar Funding Ltd. 3 month CME Term SOFR + 1.32% 2.033% 4/20/35 (b)(c)(d)	1,985,000	1,921,724
Cedar Funding X CLO Ltd. Series 2019-10A, Class AR 3 month U.S. LIBOR + 1.100% 2.163% 10/20/32 (b)(c)(d)	1,192,000	1,162,022
Cedar Funding XII CLO Ltd. 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (b)(c)(d)	921,000	891,005
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% 3/15/61 (b)	2,020,639	1,821,585
Columbia Cent CLO 29 Ltd. 3 month U.S. LIBOR + 1.170% 2.233% 10/20/34 (b)(c)(d)	1,501,000	1,448,183
Columbia Cent CLO 30 Ltd. Series 2020-30A, Class A1 3 month U.S. LIBOR + 1.310% 2.373% 1/20/34 (b)(c)(d)	2,090,000	2,041,581

	Principal Amount(a)	Value
Columbia Cent CLO 31 Ltd. Series 2021-31A, Class A1 3 month U.S. LIBOR + 1.200% 2.263% 4/20/34 (b)(c)(d)	$ 2,765,000	$ 2,680,352
DB Master Finance LLC Series 2017-1A, Class A2II 4.03% 11/20/47 (b)	279,590	273,830
Dryden 76 CLO Ltd. Series 2019-76A, Class A1R 3 month U.S. LIBOR + 1.150% 2.213% 10/20/34 (b)(c)(d)	995,000	969,109
Dryden 83 CLO Ltd. Series 2020-83A, Class A 3 month U.S. LIBOR + 1.220% 2.264% 1/18/32 (b)(c)(d)	1,277,000	1,257,384
Dryden 85 CLO Ltd. Series 2020-85A, Class AR 3 month U.S. LIBOR + 1.150% 2.194% 10/15/35 (b)(c)(d)	1,320,000	1,279,472
Dryden 90 CLO Ltd. Series 2021-90A, Class A1A 3 month U.S. LIBOR + 1.130% 2.608% 2/20/35 (b)(c)(d)	784,000	759,278
Dryden CLO Ltd. Series 2020-78A, Class A 3 month U.S. LIBOR + 1.180% 2.224% 4/17/33 (b)(c)(d)	2,400,000	2,345,347
Dryden Senior Loan Fund Series 2022-98A, Class A 3 month CME Term SOFR + 1.30% 2.204% 4/20/35 (b)(c)(d)	1,057,000	1,024,671
Eaton Vance CLO 2020-2 Ltd. 1 month U.S. LIBOR + 1.150% 2.194% 1/15/35 (b)(c)(d)	1,782,000	1,730,741
Eaton Vance CLO Ltd. Series 2013-1A, Class A13R 3 month U.S. LIBOR + 1.250% 2.294% 1/15/34 (b)(c)(d)	330,000	322,653
Eaton Vance CLO Ltd. Series 2019-1A, Class AR 3 month U.S. LIBOR + 1.100% 2.144% 4/15/31 (b)(c)(d)	684,000	669,931
Finance Of America HECM Buyout 2.695% 2/25/32 (b)(d)	2,376,448	2,332,268
Flatiron CLO 19 Ltd. 3 month U.S. LIBOR + 1.080% 2.491% 11/16/34 (b)(c)(d)	1,500,000	1,461,950
Flatiron CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.300% 2.778% 11/20/33 (b)(c)(d)	1,833,000	1,791,558
28	Quarterly Report

Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
	Principal Amount(a)	Value
Flatiron CLO Ltd. Series 2021-1A, Class A1 3 month U.S. LIBOR + 1.110% 2.154% 7/19/34 (b)(c)(d)	$ 980,000	$ 948,968
Horizon Aircraft Finance I Ltd.Series 2018-1, Class A 4.458% 12/15/38 (b)	200,567	177,062
Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% 7/15/39 (b)	255,626	227,506
Invesco CLO 2021-3 Ltd. 3 month U.S. LIBOR + 1.130% 2.266% 10/22/34 (b)(c)(d)	1,056,000	1,019,298
KKR CLO Ltd. Series 2022-41A, Class A1 3 month CME Term SOFR + 1.33% 2.022% 4/15/35 (b)(c)(d)	2,473,000	2,389,959
Lucali CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.210% 2.254% 1/15/33 (b)(c)(d)	760,000	746,181
Madison Park Funding L Ltd. Series 2021-50A, Class A 3 month U.S. LIBOR + 1.140% 2.184% 4/19/34 (b)(c)(d)	2,200,000	2,149,466
Madison Park Funding LII Ltd. 3 month U.S. LIBOR + 1.100% 2.236% 1/22/35 (b)(c)(d)	1,719,000	1,659,177
Madison Park Funding XIX Ltd. Series 2015-19A, Class A1R2 3 month U.S. LIBOR + 0.920% 2.056% 1/22/28 (b)(c)(d)	1,914,767	1,895,355
Madison Park Funding XLV Ltd.Series 2020-45A, Class A1R 3 month U.S. LIBOR + 1.120% 2.164% 7/15/34 (b)(c)(d)	1,689,000	1,638,472
Madison Park Funding XXXII Ltd. 3 month U.S. LIBOR + 1.200% 2.336% 1/22/31 (b)(c)(d)	390,000	380,941
Magnetite CLO Ltd. Series 19-21A, Class AR 3 month U.S LIBOR + 1.020% 2.083% 4/20/34 (b)(c)(d)	1,238,000	1,202,045
Magnetite CLO Ltd. Series 20-27A, Class AR 3 month U.S. LIBOR + 1.140% 2.203% 10/20/34 (b)(c)(d)	348,000	337,198
Magnetite XXIII Ltd. 3 month U.S. LIBOR + 1.130% 2.314% 1/25/35 (b)(c)(d)	1,275,000	1,235,087

	Principal Amount(a)	Value
Magnetite XXIX Ltd. Series 2021-29A, Class A 3 month U.S. LIBOR + 0.990% 2.034% 1/15/34 (b)(c)(d)	$ 1,460,000	$ 1,429,720
Magnetite XXX Ltd. 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (b)(c)(d)	1,800,000	1,748,453
Marlette Funding Trust Series 2022-1 1.36% 4/15/32 (b)	555,249	548,289
Milos CLO Ltd. Series 2017-1A, Class AR 3 month U.S. LIBOR + 1.070% 2.133% 10/20/30 (b)(c)(d)	1,484,000	1,462,323
Peace Park CLO Ltd. Series 2021-1A, Class A 1 month U.S. LIBOR + 1.130% 2.193% 10/20/34 (b)(c)(d)	574,000	557,880
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2II 4.666% 9/5/48 (b)	1,592,250	1,561,031
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% 12/5/49 (b)	2,308,855	2,077,085
Planet Fitness Master Issuer LLC Series 2022-1A, Class A2I 3.251% 12/5/51 (b)	1,316,000	1,206,257
Planet Fitness Master Issuer LLC Series 2022-1A, Class A2II 4.008% 12/5/51 (b)	1,177,000	1,014,845
Project Silver Series 2019-1, Class A 3.967% 7/15/44 (b)	478,866	414,130
Rockland Park CLO Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.120% 2.183% 4/20/34 (b)(c)(d)	1,839,000	1,798,978
RR Ltd. Series 2019-7A, Class A1AB 3 month CME Term SOFR + 1.34% 1.52% 1/15/37 (b)(c)(d)	2,290,000	2,223,268
Sapphire Aviation Finance Series 2020-1A, Class A 3.228% 3/15/40 (b)	801,985	697,922
Sapphire Aviation Finance Series 2020-1A, Class B 4.335% 3/15/40 (b)	233,783	157,268
SPGN Mortgage Trust 2022-TFLM Class B 1 month CME Term SOFR + 2.00% 2.782% 2/15/39 (b)(c)(d)	501,000	479,694
SPGN Mortgage Trust 2022-TFLM Class C 1 month CME Term SOFR + 2.65% 3.432% 2/15/39 (b)(c)(d)	261,000	250,068

Quarterly Report	29

Asset-Backed Securities – continued
		Principal Amount(a)	Value
Symphony CLO Ltd. Series 2022-32A, Class A1 1 month CME Term SOFR + 1.32% 1.633% 4/23/35 (b)(c)(d)		$ 2,242,000	$ 2,176,705
Symphony CLO XXI Ltd. Series 2019-21A, Class AR 3 month U.S. LIBOR + 1.06% 2.104% 7/15/32 (b)(c)(d)		250,000	245,460
Symphony CLO XXII Ltd. Series 2020-22A, Class A1A 3 month U.S. LIBOR + 1.290% 2.334% 4/18/33 (b)(c)(d)		2,900,000	2,857,095
Symphony CLO XXV Ltd. Series 2021-25A, Class A 3 month U.S. LIBOR + 0.980% 2.024% 4/19/34 (b)(c)(d)		1,566,000	1,514,350
Symphony CLO XXVI Ltd. Series 2026-A, Class AR 3 month U.S. LIBOR + 1.080% 2.143% 4/20/33 (b)(c)(d)		1,720,000	1,680,605
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (b)		139,226	121,414
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (b)		5,036,506	4,399,639
Thunderbolt III Aircraft Lease Ltd. Series 2019-1, Class A 3.671% 11/15/39 (b)		926,032	794,887
Voya CLO 2020-3 Ltd. 3 month U.S. LIBOR + 1.150% 2.213% 10/20/34 (b)(c)(d)		1,995,000	1,929,133
Voya CLO Ltd. Series 2019-2A, Class A 3 month U.S. LIBOR + 1.270% 2.333% 7/20/32 (b)(c)(d)		679,000	667,640
Voya CLO Ltd. Series 2020-1A, Class AR:
3 month U.S. LIBOR + 1.150% 2.194% 2.194% 7/16/34 (b)(c)(d)		2,153,000	2,088,225
3 month U.S. LIBOR + 1.160% 2.204% 2.204% 7/19/34 (b)(c)(d)		960,000	934,826
TOTAL ASSET-BACKED SECURITIES (Cost $140,071,042)	133,695,771
Collateralized Mortgage Obligations – 3.2%
	Principal Amount(a)	Value
PRIVATE SPONSOR – 3.2%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (b)	$ 496,000	$ 476,952
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class BNM 3.465% 11/5/32 (b)	111,000	105,115
Banc of America Commercial Mortgage Trust Series 2022-DKLX, Class A 1 month CME Term SOFR + 1.15% 1.932% 1/15/39 (b)(d)	1,235,000	1,205,133
Banc of America Commercial Mortgage Trust Series 2022-DKLX, Class B 1 month CME Term SOFR + 1.55% 2.332% 1/15/39 (b)(c)(d)	311,000	302,214
Banc of America Commercial Mortgage Trust Series 2022-DKLX, Class C 1 month CME Term SOFR + 2.15% 2.932% 1/15/39 (b)(c)(d)	167,000	161,433
BANK Series 2019-BN21, Class A5 2.851% 10/17/52	112,000	103,426
BANK Series 2020-BNK30, Class MCDE 2.918% 12/15/53 (d)	5,208,000	4,156,793
Benchmark Mortgage Trust Series 2018-B4, Class A5 4.121% 7/15/51 (d)	127,000	127,371
BFLD Trust Series 2020-OBRK, Class A 1 month U.S. LIBOR + 2.050% 2.925% 11/15/28 (b)(c)(d)	701,000	692,434
BPR Trust Series 2022-OANA, Class A 1 month CME Term SOFR + 1.18% 2.68% 4/15/37 (b)(d)	4,387,000	4,271,042
BPR Trust Series 2022-OANA, Class B 1 month CME Term SOFR + 2.45% 3.229% 4/15/37 (b)(c)(d)	1,165,000	1,139,794
BX Commercial Mortgage Trust Series 2019-CALM, Class A 1 month U.S. LIBOR + 0.876% 1.751% 11/15/32 (b)(c)(d)	2,215,000	2,163,026
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1 month U.S. LIBOR + 1.000% 1.875% 4/15/34 (b)(c)(d)	500,000	489,661
30	Quarterly Report

Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount(a)	Value
PRIVATE SPONSOR – continued
BX Commercial Mortgage Trust Series 2019-IMC, Class B 1 month U.S. LIBOR + 1.300% 2.175% 4/15/34 (b)(c)(d)	$ 1,917,000	$ 1,855,619
BX Commercial Mortgage Trust Series 2019-IMC, Class C 1 month U.S. LIBOR + 1.600% 2.475% 4/15/34 (b)(c)(d)	210,000	203,023
BX Commercial Mortgage Trust Series 2019-IMC, Class D 1 month U.S. LIBOR + 1.900% 2.775% 4/15/34 (b)(c)(d)	220,000	212,271
BX Commercial Mortgage Trust Series 2019-XL, Class B 1 month U.S. LIBOR + 1.080% 1.955% 10/15/36 (b)(c)(d)	1,159,400	1,141,260
BX Commercial Mortgage Trust Series 2019-XL, Class C 1 month U.S. LIBOR + 1.250% 2.125% 10/15/36 (b)(c)(d)	389,300	382,233
BX Commercial Mortgage Trust Series 2019-XL, Class D 1 month U.S. LIBOR + 1.450% 2.325% 10/15/36 (b)(c)(d)	550,800	539,752
BX Commercial Mortgage Trust Series 2019-XL, Class E 1 month U.S. LIBOR + 1.800% 2.675% 10/15/36 (b)(c)(d)	3,324,350	3,232,667
BX Commercial Mortgage Trust Series 2021-PAC, Class A 1 month U.S. LIBOR + 0.689% 1.564% 10/15/36 (b)(c)(d)	2,043,000	1,942,565
BX Commercial Mortgage Trust Series 2021-PAC, Class B 1 month U.S. LIBOR + 0.898% 1.774% 10/15/36 (b)(c)(d)	306,000	288,966
BX Commercial Mortgage Trust Series 2021-PAC, Class C 1 month U.S. LIBOR + 1.099% 1.974% 10/15/36 (b)(c)(d)	409,000	382,261
BX Commercial Mortgage Trust Series 2021-PAC, Class D 1 month U.S. LIBOR + 1.298% 2.173% 10/15/36 (b)(c)(d)	397,000	367,309
BX Commercial Mortgage Trust Series 2021-PAC, Class E 1 month U.S. LIBOR + 1.948% 2.823% 10/15/36 (b)(c)(d)	1,381,000	1,286,844
BX Commercial Mortgage Trust Series 2021-SOAR, Class A 1 month U.S. LIBOR + 0.67% 1.545% 6/15/38 (b)(c)(d)	1,606,000	1,540,704

	Principal Amount(a)	Value

BX Trust 2022-IND:
1 month CME Term SOFR + 1.49% 2.287% 4/15/37 (b)(d)	$ 2,363,000	$ 2,312,868
1 month CME Term SOFR + 1.49% 2.736% 4/15/37 (b)(c)(d)	1,204,000	1,173,519
1 month CME Term SOFR + 2.29% 3.086% 4/15/37 (b)(c)(d)	272,000	262,147
1 month CME Term SOFR + 2.84% 3.635% 4/15/37 (b)(c)(d)	228,000	218,373
BX Trust Series 2018-EXCL, Class D 1 month U.S. LIBOR + 2.625% 3.50% 9/15/37 (b)(c)(d)	108,815	90,861
BX Trust Series 2022-LP2, Class A 1 month CME Term SOFR + 1.01% 1.795% 2/15/39 (b)(d)	2,649,159	2,557,955
BX Trust Series 2022-LP2, Class B 1 month CME Term SOFR + 1.31% 2.094% 2/15/39 (b)(c)(d)	798,428	769,504
BX Trust Series 2022-LP2, Class C 1 month CME Term SOFR + 1.56% 2.343% 2/15/39 (b)(c)(d)	798,428	765,509
BX Trust Series 2022-LP2, Class D 1 month CME Term SOFR + 1.96% 2.743% 2/15/39 (b)(c)(d)	798,428	764,470
CAMB Commercial Mortgage Trust 2019-LIFE 1 month U.S. LIBOR + 1.007% 1.945% 12/15/37 (b)(c)(d)	700,000	687,727
Cascade Funding Mortgage Trust 0.898% 6/25/36 (b)(d)	918,190	905,947
CHC Commercial Mortgage Trust Series 2019-CHC, Class A 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (b)(c)(d)	821,007	802,258
CHC Commercial Mortgage Trust Series 2019-CHC, Class B 1 month U.S. LIBOR + 1.500% 2.375% 6/15/34 (b)(c)(d)	161,819	156,455
CHC Commercial Mortgage Trust Series 2019-CHC, Class C 1 month U.S. LIBOR + 1.750% 2.625% 6/15/34 (b)(c)(d)	182,667	175,828
CIM Retail Portfolio Trust 2021-RETL:
1 month U.S. LIBOR + 2.300% 3.175% 8/15/36 (b)(c)(d)	131,439	124,955
1 month U.S. LIBOR + 3.050% 3.925% 8/15/36 (b)(c)(d)	261,750	246,973

Quarterly Report	31

Collateralized Mortgage Obligations – continued
	Principal Amount(a)	Value
PRIVATE SPONSOR – continued
COMM Mortgage Trust Series 2014-CR18, Class A5 3.828% 7/15/47	$ 215,000	$ 215,365
COMM Mortgage Trust Series 2020-SBX, Class A 1.67% 1/10/38 (b)	3,174,000	2,929,290
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B 1 month U.S. LIBOR + 1.230% 2.105% 5/15/36 (b)(c)(d)	3,776,000	3,700,416
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class C 1 month U.S. LIBOR + 1.430% 2.305% 5/15/36 (b)(c)(d)	128,000	125,187
CSMC Trust Series 2017-PFHP, Class D 1 month U.S. LIBOR + 2.250% 3.125% 12/15/30 (b)(c)(d)	809,000	792,803
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/36 (b)	287,000	281,076
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/36 (b)	100,000	96,901
CSMC Trust Series 2018-SITE, Class C 4.782% 4/15/36 (b)(d)	100,000	96,355
CSMC Trust Series 2018-SITE, Class D 4.782% 4/15/36 (b)(d)	118,000	111,168
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (b)	342,592	319,048
ELP Commercial Mortgage Trust 2021-ELP 1 month U.S. LIBOR + 0.701% 1.576% 11/15/38 (b)(c)(d)	2,789,000	2,665,024
Extended Stay America Trust 2021-ESH:
3 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (b)(c)(d)	861,697	842,283
3 month U.S. LIBOR + 1.380% 2.255% 7/15/38 (b)(c)(d)	490,978	477,752
3 month U.S. LIBOR + 1.700% 2.575% 7/15/38 (b)(c)(d)	361,774	351,811
1 month U.S. LIBOR + 2.250% 3.125% 7/15/38 (b)(c)(d)	739,449	715,387
GS Mortgage Securities Corportation Trust 2021-IP:

	Principal Amount(a)	Value

1 month U.S. LIBOR + 0.950% 1.825% 10/15/36 (b)(c)(d)	$ 1,191,000	$ 1,151,671
1 month U.S. LIBOR + 1.150% 2.025% 10/15/36 (b)(c)(d)	184,000	174,155
1 month U.S. LIBOR + 1.550% 2.425% 10/15/36 (b)(c)(d)	152,000	142,921
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (b)	50,000	49,459
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (b)	76,000	74,788
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (b)(d)	105,000	102,303
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT,Class AFX 4.248% 7/5/33 (b)	385,000	382,741
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class A 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (b)(c)(d)	3,945,642	3,777,687
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class B 1 month U.S. LIBOR + 0.880% 1.755% 3/15/38 (b)(c)(d)	358,784	341,716
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class C 1 month U.S. LIBOR + 1.100% 1.975% 3/15/38 (b)(c)(d)	226,083	213,561
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class D 1 month U.S. LIBOR + 1.400% 2.275% 3/15/38 (b)(c)(d)	314,550	295,051
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class E 1 month U.S. LIBOR + 1.750% 2.625% 3/15/38 (b)(c)(d)	274,249	255,957
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 1 month U.S. LIBOR + 1.250% 2.125% 8/15/33 (b)(c)(d)	241,866	238,904
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 1 month U.S. LIBOR + 1.500% 2.375% 8/15/33 (b)(c)(d)	583,229	574,381
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	185,000	185,452
32	Quarterly Report

Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
		Principal Amount(a)	Value
PRIVATE SPONSOR – continued
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (b)		$ 1,076,000	$ 1,044,213
Morgan Stanley Capital I Trust Series 2019-MEAD, Class B 3.177% 11/10/36 (b)(d)		155,000	147,544
Morgan Stanley Capital I Trust Series 2019-MEAD, Class C 3.177% 11/10/36 (b)(d)		149,000	139,803
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1 3.50% 1/15/37 (b)(d)		2,266,000	2,144,873
Prima Capital CRE Securitization Series 2021-9A, Class A 1 month U.S. LIBOR + 1.450% 2.377% 12/15/37 (b)(c)(d)		95,305	94,030
Prima Capital CRE Securitization Series 2021-9A, Class B 1 month U.S. LIBOR + 1.800% 2.727% 12/15/37 (b)(c)(d)		499,000	477,407
SREIT Trust 2021-MFP:
1 month U.S. LIBOR + 0.731% 1.606% 11/15/38 (b)(c)(d)		2,410,000	2,339,448
1 month U.S. LIBOR + 1.080% 1.955% 11/15/38 (b)(c)(d)		1,094,000	1,046,870
1 month U.S. LIBOR + 1.329% 2.204% 11/15/38 (b)(c)(d)		679,000	644,814
1 month U.S. LIBOR + 1.578% 2.453% 11/15/38 (b)(c)(d)		447,000	421,657
VLS Commercial Mortgage Trust Series 2020-LAB, Class A 2.13% 10/10/42 (b)		1,269,000	1,061,835
VLS Commercial Mortgage Trust Series 2020-LAB, Class B 2.453% 10/10/42 (b)		80,000	66,170
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A4 3.166% 2/15/48		624,000	615,164
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52		215,000	217,000
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A 1 month U.S. LIBOR + 1.200% 2.075% 5/15/31 (b)(c)(d)		1,021,000	982,707
TOTAL PRIVATE SPONSOR	73,909,365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,790,119)	73,909,365
Foreign Government and Government Agency Obligations – 1.5%
	Principal Amount(a)	Value
Angola Republic:
8.25% 5/9/28 (b)	$ 235,000	$ 226,187
9.50% 11/12/25 (b)	325,000	338,406
Arab Republic of Egypt:
5.80% 9/30/27 (b)	300,000	250,125
7.50% 1/31/27 (b)	900,000	821,250
7.60% 3/1/29 (b)	200,000	173,000
8.70% 3/1/49 (b)	350,000	256,375
Argentine Republic:
0.50% 7/9/30	2,965,589	867,435
1.00% 7/9/29	95,826	28,365
1.125% 7/9/35	1,858,239	505,441
2.00% 1/9/38	450,000	156,600
Barbados Government 6.500% 10/1/29 (b)	275,000	263,192
Bermuda Government 3.717% 1/25/27 (b)	400,000	395,325
Brazilian Federative Republic:
2.875% 6/6/25	250,000	241,000
7.125% 1/20/37	175,000	189,252
8.25% 1/20/34	325,000	376,756
Chilean Republic:
2.45% 1/31/31	625,000	552,266
4.00% 1/31/52	275,000	240,625
Colombian Republic:
3.00% 1/30/30	560,000	463,505
3.125% 4/15/31	200,000	162,538
5.00% 6/15/45	450,000	349,819
Costa Rican Republic 5.625% 4/30/43 (b)	125,000	101,117
Democratic Socialist Republic of Sri Lanka 7.850% 3/14/29 (b)	200,000	76,522
Dominican Republic:
5.30% 1/21/41 (b)	200,000	157,288
5.50% 1/27/25 (Reg. S)	400,000	405,500
5.875% 1/30/60 (b)	400,000	310,950
5.95% 1/25/27 (b)	1,900,000	1,898,575
6.00% 7/19/28 (b)	2,400,000	2,355,450
Ecuador Republic:
1.00% 7/31/35 (b)	225,000	143,691
5.00% 7/31/30 (b)	400,000	330,950
El Salvador Republic 7.125% 1/20/50 (b)	175,000	67,244
Emirate of Abu Dhabi:
3.125% 4/16/30 (b)	450,000	442,772
3.875% 4/16/50 (b)	1,260,000	1,189,755
Gabonese Republic 6.950% 6/16/25 (b)	200,000	190,913
Georgia Republic 2.750% 4/22/26 (b)	300,000	255,000

Quarterly Report	33

Foreign Government and Government Agency Obligations – continued
	Principal Amount(a)	Value
Ghana Republic 7.750% 4/7/29 (b)	$ 300,000	$ 163,181
Guatemalan Republic 5.375% 4/24/32 (b)	350,000	341,534
Indonesian Republic:
4.10% 4/24/28	200,000	201,537
4.20% 10/15/50	1,500,000	1,352,040
5.95% 1/8/46 (b)	325,000	358,272
7.75% 1/17/38 (b)	225,000	282,909
8.50% 10/12/35 (b)	500,000	661,187
Islamic Republic of Pakistan 6.000% 4/8/26 (b)	265,000	196,129
Israeli State 3.375% 1/15/50	200,000	171,720
Ivory Coast:
6.125% 6/15/33 (b)	300,000	267,056
6.375% 3/3/28 (b)	200,000	193,288
Jamaican Government 6.750% 4/28/28	200,000	213,162
Jordanian Kingdom 4.950% 7/7/25 (b)	300,000	285,712
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)	300,000	263,250
3.25% 10/22/30 (b)	500,000	488,125
4.50% 4/22/60 (b)	390,000	379,275
4.625% 10/4/47 (b)	250,000	245,312
Mongolia Government 5.125% 4/7/26 (b)	300,000	279,033
Panamanian Republic:
2.252% 9/29/32	400,000	328,200
3.16% 1/23/30	130,000	119,909
3.87% 7/23/60	235,000	179,452
3.875% 3/17/28	115,000	112,614
Peruvian Republic:
2.783% 1/23/31	700,000	618,319
3.00% 1/15/34	125,000	107,125
3.30% 3/11/41	125,000	101,063
Provincia de Buenos Aires 3.900% 9/1/37 (b)	300,000	116,306
Provincia de Cordoba 5.000% 12/10/25 (b)	400,000	322,825
Republic of Armenia 7.150% 3/26/25 (b)	100,000	98,988
Republic of Hungary 2.125% 9/22/31 (b)	300,000	242,119
Republic of Kenya:
6.875% 6/24/24 (b)	200,000	186,250
7.00% 5/22/27 (b)	155,000	137,563
Republic of Nigeria:
6.125% 9/28/28 (b)	500,000	406,812
7.625% 11/21/25 (b)	600,000	570,000

		Principal Amount(a)	Value
Republic of Paraguay:
2.739% 1/29/33 (b)		$ 300,000	$ 240,150
4.95% 4/28/31 (b)		200,000	194,412
Republic of Serbia 2.125% 12/1/30 (b)		300,000	230,625
Republic of Uzbekistan 3.700% 11/25/30 (b)		300,000	243,150
Romanian Republic:
3.00% 2/27/27 (b)		250,000	229,969
3.625% 3/27/32 (b)		300,000	256,931
4.00% 2/14/51 (b)		75,000	57,647
Rwanda Republic 5.500% 8/9/31 (b)		200,000	166,475
South African Republic 4.850% 9/30/29		225,000	208,730
State of Qatar:
3.75% 4/16/30 (b)		775,000	790,500
4.40% 4/16/50 (b)		1,785,000	1,807,312
Sultanate of Oman:
5.375% 3/8/27 (b)		500,000	500,000
5.625% 1/17/28 (b)		540,000	543,375
6.25% 1/25/31 (b)		200,000	205,500
6.75% 1/17/48 (b)		200,000	186,000
Turkish Republic:
3.25% 3/23/23		450,000	439,397
4.25% 3/13/25		500,000	448,531
4.875% 4/16/43		200,000	129,288
4.875% 10/9/26		500,000	428,687
5.75% 5/11/47		115,000	78,761
6.35% 8/10/24		300,000	287,587
Ukraine Government:
1.258% 5/31/40 (b)(c)(d)		100,000	38,000
7.253% 3/15/33 (b)		300,000	108,450
7.75% 9/1/22 (b)		290,000	198,650
7.75% 9/1/23 (b)		525,000	228,703
7.75% 9/1/24 (b)		400,000	156,575
7.75% 9/1/27 (b)		100,000	38,850
United Mexican States:
3.25% 4/16/30		500,000	459,250
3.75% 1/11/28		200,000	196,600
5.75% 10/12/10		450,000	413,775
Uruguay Republic 5.100% 6/18/50		225,000	239,667
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,180,138)	34,525,003
Municipal Securities – 0.2%

California Gen. Oblig. Series 2009 7.300% 10/1/39		450,000	592,333
34	Quarterly Report

Schedule of Investments (Unaudited)–continued
Municipal Securities – continued
		Principal Amount(a)	Value
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35		$ 90,000	$ 107,439
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23		488,727	493,862
5.10% 6/1/33		1,670,000	1,702,275
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997 (Nat'l. Pub. Fin. Guarantee Corp. Insured) 7.425% 2/15/29		1,032,000	1,171,285
TOTAL MUNICIPAL SECURITIES (Cost $4,096,975)	4,067,194

Common Stocks – 0.1%
		Shares
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
California Resources Corp. (n)		225	3,049
Mesquite Energy, Inc. (g)(n)		3,883	216,517
TOTAL ENERGY	219,566
ENERGY EQUIPMENT & SERVICES – 0.0%
Energy Equipment & Services – 0.0%
Jonah Energy Parent LLC (g)(n)		2,692	170,134
HOTELS, RESTAURANTS & LEISURE – 0.0%
Casinos & Gaming – 0.0%
Caesars Entertainment, Inc. (n)		4,200	210,714
OIL, GAS & CONSUMABLE FUELS – 0.1%
Oil & Gas Exploration & Production – 0.1%
California Resources Corp.		1,296	56,596
Denbury, Inc. (n)		28,577	2,090,122
TOTAL OIL, GAS & CONSUMABLE FUELS	2,146,718
TOTAL COMMON STOCKS (Cost $1,448,314)			2,747,132

Sovereign Loan Participations – 0.1%
	Principal Amount
U.S. GOVERNMENT AGENCY – 0.1%
U.S. Treasury Obligations – 0.1%
Angolan Government International Bond 8.75% 4/14/32 (b)	200,000	189,500
Brazilian Government International Bond 3.875% 6/12/30	535,000	477,755
Colombia Government International Bond 5.20% 5/15/49	140,000	110,626

		Principal Amount	Value

Emirate of Dubai Government International Bonds 3.90% 9/9/50		200,000	152,225
Lebanon Government International Bond 6.375% 3/9/20		350,000	30,581
Mexico Government International Bond 3.50% 2/12/34		185,000	162,707
Panama Government International Bond 4.50% 5/15/47		150,000	132,544
Perusahaan Penerbit SBSN Indonesia III 4.40% 6/6/27		200,000	201,750
Philippine Government International Bond 3.556% 9/29/32		200,000	191,272
Saudi Government International Bond 4.50% 10/26/46 (b)		65,000	62,888
Sri Lanka Government International Bond:
6.20% 5/11/27 (b)		60,000	22,957
7.55% 3/28/30 (b)		20,000	7,652
TOTAL U.S. GOVERNMENT AGENCY	1,742,457
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,847,059)	1,742,457
Convertible Bonds – 0.1%

COMMUNICATION SERVICES – 0.1%
Media – 0.1%
DISH Network Corp.:
2.375% 3/15/24		400,000	363,979
3.375% 8/15/26		868,000	654,329
TOTAL COMMUNICATION SERVICES	1,018,308
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Mesquite Energy, Inc.:
15.00% 7/15/23 (g)(o)		30,322	156,462
15.00% 7/15/23 (g)(o)		52,465	243,962
TOTAL ENERGY	400,424
TOTAL CONVERTIBLE BONDS (Cost $1,258,263)	1,418,732

Quarterly Report	35

Money Market Fund – 8.5%
		Shares	Value
Fidelity Investments Money Market Government Portfolio Class I 0.01% (p)(q) (Cost $193,091,791)		193,091,791	193,091,791
TOTAL INVESTMENT IN SECURITIES – 107.1% (Cost $2,637,562,730)	2,447,383,370
NET OTHER ASSETS (LIABILITIES) – (7.1%)	(161,224,915)
NET ASSETS – 100.0%	$2,286,158,455

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $481,941,118 or 21.1% of net assets.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)	A portion of the security sold on a delayed delivery basis.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $386,263.
(k)	Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $381,927 and $363,530, respectively.
(n)	Non-income producing.
(o)	Restricted securities (including private placements) – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $400,424 or 0.0% of net assets.
(p)	The rate quoted is the annualized seven-day yield of the fund at period end.
(q)	Affiliated Fund.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/15/23	7/10/20-1/19/22	$29,365
Mesquite Energy, Inc. 15% 7/15/23	11/5/20-1/19/22	$50,582
36	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
CBOT Long Bond U.S. Treasury Note Contracts (United States)	74	September 2022	10,318,375	$ 111,568	$ 111,568
CBOT 5-Year U.S. Treasury Note Contracts (United States)	67	September 2022	7,567,859	15,180	15,180
Total Treasury Contracts					$ 126,748
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	58	September 2022	6,928,281	(8,697)	(8,697)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	64	September 2022	13,510,500	(6,500)	(6,500)
Total Treasury Contracts					$ (15,197)
Total Futures Contracts					$ 111,551
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 0.8%
Swaps
Underlying Reference	Maturity Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$ 470,000	$ 4,220	$1,454	$2,766
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$ 760,000	6,824	2,080	4,744
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs Bank USA	(0.5%)	Monthly	$1,720,000	15,444	7,522	7,922
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs Bank USA	(0.5%)	Monthly	$ 250,000	2,245	364	1,881
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	$1,000,000	8,979	5,577	3,402
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	$ 710,000	6,375	3,202	3,174
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)		$ 630,000	5,657	2,334	3,323
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$ 360,000	3,233	1,955	1,277
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$ 640,000	5,747	4,382	1,365
Quarterly Report	37

Swaps – continued
Underlying Reference	Maturity Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
TOTAL CREDIT DEFAULT SWAPS						$58,724	$28,870	$29,854
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.82%	$241,790,925	$140,803,000	$382,593,925	$56,515	$983	$(983)	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund’s investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Investments Money Market Government Portfolio Class I 0.01%	$—	$220,626,469	$27,534,678	$123,496	$—	$—	$193,091,791	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds, Nonconvertible Bonds, Bank Loan Obligations, Foreign Government and Government Agency Obligations, Municipal Securities and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and U.S. Government Agency - Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
38	Quarterly Report

Schedule of Investments (Unaudited)–continued
Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund’s use of derivatives increased or decreased its exposure to the following risk(s):
Credit Risk – Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk – Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund’s net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund’s custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund’s custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund’s custodian bank. The Fund’s maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty’s unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.
A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.
Quarterly Report	39

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.
Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.
Credit Risk
The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
40	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	41

42	Quarterly Report